Short-Term Investment-Grade Portfolio
Schedule of Investments (unaudited)
As of September 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (11.3%)
U.S. Government Securities (11.3%)
	United States Treasury Note/Bond	4.625%	3/15/26	12,000	12,144
	United States Treasury Note/Bond	4.500%	3/31/26	2,000	2,021
	United States Treasury Note/Bond	3.750%	4/15/26	3,251	3,251
	United States Treasury Note/Bond	0.750%	4/30/26	13,319	12,711
	United States Treasury Note/Bond	3.625%	5/15/26	7,523	7,511
	United States Treasury Note/Bond	2.125%	5/31/26	4,000	3,898
	United States Treasury Note/Bond	4.625%	6/30/26	1,950	1,980
	United States Treasury Note/Bond	4.500%	7/15/26	25,500	25,855
	United States Treasury Note/Bond	1.875%	7/31/26	4,000	3,873
	United States Treasury Note/Bond	4.375%	7/31/26	25,100	25,402
[1,2]	United States Treasury Note/Bond	4.375%	8/15/26	32,954	33,366
	United States Treasury Note/Bond	3.750%	8/31/26	800	801
	United States Treasury Note/Bond	4.625%	11/15/26	5,500	5,609
[3]	United States Treasury Note/Bond	4.000%	1/15/27	15,991	16,123
	United States Treasury Note/Bond	4.125%	2/15/27	2,700	2,731
	United States Treasury Note/Bond	1.875%	2/28/27	2,700	2,593
	United States Treasury Note/Bond	2.750%	4/30/27	1,800	1,763
	United States Treasury Note/Bond	2.375%	5/15/27	5,170	5,012
	United States Treasury Note/Bond	4.500%	5/15/27	5,700	5,828
	United States Treasury Note/Bond	0.375%	7/31/27	5,000	4,572
	United States Treasury Note/Bond	2.750%	7/31/27	8,000	7,821
	United States Treasury Note/Bond	0.500%	10/31/27	12,300	11,203
	United States Treasury Note/Bond	4.125%	10/31/27	4,974	5,053
	United States Treasury Note/Bond	3.875%	11/30/27	11,300	11,399
	United States Treasury Note/Bond	0.750%	1/31/28	7,447	6,791
	United States Treasury Note/Bond	3.500%	1/31/28	6,000	5,987
	United States Treasury Note/Bond	1.250%	4/30/28	10,000	9,222
	United States Treasury Note/Bond	1.250%	5/31/28	10,500	9,663
	United States Treasury Note/Bond	3.625%	5/31/28	10,000	10,016
	United States Treasury Note/Bond	4.375%	8/31/28	5,200	5,350
	United States Treasury Note/Bond	1.250%	9/30/28	3,277	2,994
Total U.S. Government and Agency Obligations (Cost $260,167)					262,543
Asset-Backed/Commercial Mortgage-Backed Securities (4.2%)
[4,5]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/29	250	258
[5]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/29	200	204
[4,5]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/29	200	206
[5]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/29	140	143
[4,5]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/34	130	135
[4,5]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/34	140	148
[4,5]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/32	140	143
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	218	221
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	84	83
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	99
[5]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/29	400	416
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1 Class B	5.380%	6/18/29	920	943
[4,5,6]	Aventura Mall Trust Class A Series 2018-AVM	4.249%	7/5/40	200	195
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	110	113
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/28	100	103
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/30	510	537
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/30	990	1,017
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/30	410	421
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-1A	5.850%	6/20/30	240	247
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/30	240	245
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	100	101
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2022-5A	6.240%	4/20/27	120	121
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2023-1A	6.230%	4/20/29	200	204
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.480%	9/15/48	40	34
[5,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	5.216%	9/20/46	58	47
[5]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	360	332

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	820	762
[5]	BANK Class A3 Series 2024-5YR9	5.614%	8/15/57	1,200	1,252
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	146
[5]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	29
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	360	341
[5]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	130	127
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	262
[4,5]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/29	130	133
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	108
[5]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/57	1,220	1,277
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	120	112
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	160	162
[4,5]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/28	180	183
[4,5]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/29	210	216
[5]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	166	165
[5]	BBCMS Mortgage Trust Class A3 Series 2014-5C29	5.208%	9/15/57	220	226
[5]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	630	663
[5,6]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/57	450	472
[5,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.300%	5/25/47	79	72
[5,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.402%	10/25/36	75	66
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	10/15/29	290	298
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/29	500	525
[5,6]	Benchmark Mortgage Trust Class A3 Series 2024-V8	6.189%	7/15/57	710	757
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	100	98
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	490	477
[5]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	270	246
[5]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	700	729
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/57	700	755
[4,5,6]	BPR Trust Class A Series 2023-BRK2	7.146%	10/5/38	200	210
[4,5]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	290	269
[5]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	510	505
[5]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	230	233
[5]	Carmax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/30	100	102
[5]	Carmax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/31	70	71
[5]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	290	278
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	607	593
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	90
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	104
[5,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	210	202
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	90	85
[5,6]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	60	57
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	27
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	5.003%	8/15/51	90	83
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	100
[4,5]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/29	250	256
[4,5]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/29	70	72
[4,5]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/30	170	175
[4,5]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/30	280	287
[4,5]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/30	70	72
[4,5]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/30	110	113
[4,5]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/30	300	308
[4,5]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/30	160	159
[4,5]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/31	100	102
[4,5]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/31	350	358
[5]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	840	860
[5,6]	CHL Mortgage Pass-Through Trust Class 1A1 Series 2006-HYB1	4.936%	3/20/36	54	49
[5,6]	CHL Mortgage Pass-Through Trust Class 3A1 Series 2007-HYB2	4.338%	2/25/47	64	54
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	58
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	315	311
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	185	179
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/72	440	412
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	140	130
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.727%	9/10/58	100	82
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.397%	9/15/50	50	44
[5,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	5.241%	7/25/37	32	29
[4,5]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/30	150	153
[4,5]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/49	935	944
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	33	31
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	123	119
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.492%	8/15/48	140	115

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/49	247	241
[5]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	125
[4,5]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/31	110	115
[4,5]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/30	50	51
[4,5]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/49	720	685
[5]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	480	486
[5]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/29	710	709
[5]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/31	560	570
[5]	Drive Auto Receivables Trust Class C Series 2024-2	4.670%	5/17/32	760	759
[5]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/32	1,110	1,108
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	6.195%	10/25/56	111	111
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	58	57
[4,5]	Enterprise Fleet Financing LLC Class A4 Series 2024-3	5.060%	3/20/31	170	174
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	6.280%	5/25/44	196	196
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	6.493%	9/25/44	630	630
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.980%	7/25/43	78	78
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	6.330%	1/25/44	1,044	1,044
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	6.380%	2/25/44	133	133
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	6.280%	7/25/44	594	594
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	7.213%	9/25/43	326	328
[5,6]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR3	4.277%	11/25/36	32	20
[5,6]	First Horizon Mortgage Pass-Through Trust Class 1A1 Series 2006-AR4	5.091%	1/25/37	67	36
[5]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	150	154
[5]	First National Master Note Trust Class A Series 2024-1	5.340%	5/15/30	840	862
[5,6]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	50	51
[5]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	170	173
[5]	Ford Credit Auto Lease Trust Class C Series 2023-B	6.430%	4/15/27	400	410
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	1,200	1,222
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/36	360	372
[4,5]	Ford Credit Auto Owner Trust Class A Series 2024-1	4.870%	8/15/36	1,380	1,409
[5]	Ford Credit Auto Owner Trust Class A4 Series 2022-D	5.300%	3/15/28	280	285
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	203
[5]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/29	440	458
[4,5]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/36	530	542
[5]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/29	300	308
[5]	Ford Credit Auto Owner Trust Class B Series 2024-B	5.230%	5/15/30	630	647
[5]	Ford Credit Auto Owner Trust Class B Series 2024-C	4.400%	8/15/30	800	797
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	230	228
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	200	191
[5]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/31	490	515
[4,5]	Ford Credit Floorplan Master Owner Trust Class A Series 2024-2	5.240%	4/15/31	1,050	1,092
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	230	232
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	1,270	1,301
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-1	5.480%	4/15/29	620	635
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/31	430	446
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	7.130%	11/25/43	162	164
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	6.630%	2/25/44	594	596
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	6.530%	5/25/44	916	917
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	6.530%	3/25/44	523	523
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	6.530%	8/25/44	972	972
[5]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	180	183
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	210	215
[5,8]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/28	550	549
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-4	4.880%	8/16/28	250	253
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	50	50
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/29	90	92
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/29	130	134
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/30	300	309
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2023-1	5.320%	10/16/28	200	204
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/35	340	350
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	390	412
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	710	729
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	60	56
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/36	150	159
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/36	210	215
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	100	94
[5,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	4.471%	11/19/35	9	8
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/30	300	312
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	1,470	1,514
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/29	280	286

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/31	120	124
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	410	387
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2024-2	5.020%	5/15/31	400	409
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	72
[5,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	10
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	193
[5,6]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	100	98
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	169	155
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	160	142
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.594%	9/10/47	410	323
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.791%	10/10/48	110	85
[4,5]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/29	420	428
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/29	260	265
[4,5]	Hertz Vehicle Financing LLC Class A Series 2022-2A	2.330%	6/26/28	290	273
[5]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	350	354
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	130	133
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	240	243
[4,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/31	290	297
[4,5]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/31	310	317
[4,5]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/32	210	216
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	275	280
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	200	204
[5]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/29	540	566
[5]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/31	290	297
[5]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/30	250	256
[5]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/31	240	246
[5]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/31	470	481
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.769%	11/15/43	15	14
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	270	264
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	241
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	195
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	10
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	154
[4,5]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	140	142
[4,5]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/29	120	124
[4,5]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/29	70	72
[4,5]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/31	60	62
[4,5]	M&T Bank Auto Receivables Trust Class A3 Series 2024-1A	5.220%	2/17/32	410	418
[4,5]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/32	310	319
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	7.322%	7/25/33	3	3
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	6.626%	2/25/33	3	3
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	72
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.115%	7/15/46	70	58
[5]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	92	90
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	175	152
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/51	220	218
[5,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.940%	6/25/36	31	31
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	201	183
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	89	88
[4,5,6]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	7.042%	3/15/72	72	72
[4,5]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	190	193
[5]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-A	4.850%	6/17/30	170	172
[4,5]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	230	142
[4,5]	PFS Financing Corp. Class A Series 2023-B	5.270%	5/15/28	350	355
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	107	104
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	97	97
[4,5]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/41	340	322
[4,5]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/41	290	275
[4,5]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/41	440	410
[4,5]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/41	1,250	1,172
[4,5]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/9/29	420	391
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	100	97
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	100	100
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA2	5.694%	8/25/36	115	82
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA3	6.394%	9/25/36	38	22
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	241	244
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	250	253
[5]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/29	330	341
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/29	850	874
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/29	890	912

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-4	4.930%	9/17/29	480	484
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	90	91
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/31	260	274
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/30	180	183
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/30	330	341
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/30	950	978
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/31	360	376
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/31	1,010	1,045
[4,5]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/29	460	470
[4,5]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/30	210	215
[4,5]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/30	210	217
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/29	50	52
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/30	140	143
[4,5]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/30	160	165
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/31	160	164
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/30	190	196
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/32	220	226
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/32	220	227
[4,5]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	3	3
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	71	70
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	176	173
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	251	247
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	29	29
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	24	24
[4,5]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/54	1,780	1,836
[5]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	1,140	1,173
[5]	Synchrony Card Funding LLC Class A Series 2024-A1	5.040%	3/15/30	1,380	1,407
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	120	122
[4,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/29	190	195
[4,5]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/31	190	195
[4,5]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/49	982	994
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	540	443
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2024-1A	5.160%	11/25/36	720	749
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	330	327
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-D	5.430%	4/17/28	440	451
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	350	351
[4,5]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/27	700	709
[4,5]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/54	623	637
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	146
[4,5]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	19	18
[4,5]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/31	130	136
[4,5]	Verizon Master Trust Class A Series 2024-2	4.830%	12/22/31	1,900	1,943
[4,5]	Verizon Master Trust Class A Series 2024-5	5.000%	6/21/32	950	981
[4,5]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/31	380	387
[4,5]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/32	810	837
[4,5]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/31	470	479
[4,5]	Verizon Master Trust Class C Series 2024-5	5.490%	6/21/32	230	237
[4,5]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/32	270	270
[5,6]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	6.577%	9/25/33	4	4
[5,6]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	6.279%	1/25/33	2	2
[5,6]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	6.754%	8/25/33	3	3
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	200	194
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	116
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	73
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	73
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	210	207
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	90	88
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	580	580
[5]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	38	37
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	220	134
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.692%	9/15/58	115	108
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	74
[5,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	7.402%	10/25/36	36	32
[4,5]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/49	205	199
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	711	644
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	53	52
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	218	194
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	54
[5]	World Omni Auto Receivables Trust Class A4 Series 2022-D	5.700%	2/15/29	270	277
[5]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	300	303

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/29	360	367
[5]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	140	135
[5]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/30	180	184
[5]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/29	490	503
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $97,710)					98,385
Corporate Bonds (80.5%)
Communications (5.4%)
[4]	AMC Networks Inc.	10.250%	1/15/29	45	46
	AT&T Inc.	3.875%	1/15/26	400	398
	AT&T Inc.	1.700%	3/25/26	7,684	7,404
	AT&T Inc.	2.950%	7/15/26	860	842
	AT&T Inc.	2.300%	6/1/27	3,066	2,928
	AT&T Inc.	1.650%	2/1/28	1,940	1,788
	AT&T Inc.	4.100%	2/15/28	962	960
[9]	AT&T Inc.	1.600%	5/19/28	700	744
	AT&T Inc.	4.350%	3/1/29	1,217	1,224
[9]	Booking Holdings Inc.	3.500%	3/1/29	300	342
	British Telecommunications plc	5.125%	12/4/28	870	893
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	120	116
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	80	74
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	15	13
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	4,525	4,652
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	2,520	2,418
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	3,181	2,831
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	1,228	1,222
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	615	637
[10]	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	1,200	1,461
	Comcast Corp.	2.350%	1/15/27	1,782	1,718
	Comcast Corp.	5.350%	11/15/27	956	994
	Comcast Corp.	3.150%	2/15/28	1,141	1,108
	Comcast Corp.	3.550%	5/1/28	1,440	1,413
	Comcast Corp.	4.150%	10/15/28	185	185
	Comcast Corp.	5.100%	6/1/29	1,320	1,375
[4]	CSC Holdings LLC	11.750%	1/31/29	40	39
[4]	CSC Holdings LLC	4.125%	12/1/30	70	51
[4]	CSC Holdings LLC	4.500%	11/15/31	70	51
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	44	43
	Discovery Communications LLC	4.900%	3/11/26	1,345	1,344
	Discovery Communications LLC	3.950%	3/20/28	860	820
[4]	DISH Network Corp.	11.750%	11/15/27	106	111
	Expedia Group Inc.	4.625%	8/1/27	2,811	2,833
	Fox Corp.	4.709%	1/25/29	1,760	1,782
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	105	104
[4]	Level 3 Financing Inc.	4.625%	9/15/27	11	10
[4]	Level 3 Financing Inc.	4.250%	7/1/28	20	16
[4]	Level 3 Financing Inc.	10.000%	10/15/32	38	36
	Meta Platforms Inc.	3.500%	8/15/27	4,747	4,708
	Meta Platforms Inc.	4.600%	5/15/28	1,091	1,119
	Meta Platforms Inc.	4.300%	8/15/29	1,920	1,950
[4]	Midcontinent Communications	8.000%	8/15/32	170	173
	Netflix Inc.	4.375%	11/15/26	1,998	2,012
	Netflix Inc.	4.875%	4/15/28	2,852	2,920
	Netflix Inc.	5.875%	11/15/28	7,005	7,463
[9]	Netflix Inc.	3.875%	11/15/29	400	463
[4]	Nexstar Media Inc.	5.625%	7/15/27	90	89
[4]	NTT Finance Corp.	1.162%	4/3/26	3,360	3,210
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	1,060	1,048
	Paramount Global	2.900%	1/15/27	651	623
	Paramount Global	3.375%	2/15/28	110	104
	Paramount Global	3.700%	6/1/28	265	251
	Paramount Global	4.200%	6/1/29	250	237
	Paramount Global	6.375%	3/30/62	80	74
	Rogers Communications Inc.	3.200%	3/15/27	1,505	1,466
	Rogers Communications Inc.	5.000%	2/15/29	3,040	3,103
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	15	11
[4]	Scripps Escrow Inc.	5.875%	7/15/27	20	17
	Sprint Capital Corp.	6.875%	11/15/28	4,820	5,261
	Sprint LLC	7.625%	3/1/26	1,110	1,146
	Take-Two Interactive Software Inc.	3.700%	4/14/27	990	977

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Take-Two Interactive Software Inc.	4.950%	3/28/28	900	918
	TCI Communications Inc.	7.125%	2/15/28	37	40
	Telefonica Emisiones SA	4.103%	3/8/27	2,576	2,566
	T-Mobile USA Inc.	1.500%	2/15/26	1,690	1,625
	T-Mobile USA Inc.	2.250%	2/15/26	1,595	1,551
	T-Mobile USA Inc.	2.625%	4/15/26	160	156
	T-Mobile USA Inc.	3.750%	4/15/27	5,127	5,065
	T-Mobile USA Inc.	2.050%	2/15/28	795	740
	T-Mobile USA Inc.	4.950%	3/15/28	2,422	2,477
	T-Mobile USA Inc.	4.800%	7/15/28	775	790
	T-Mobile USA Inc.	4.850%	1/15/29	2,630	2,686
	T-Mobile USA Inc.	3.375%	4/15/29	746	716
[9]	T-Mobile USA Inc.	3.550%	5/8/29	300	341
	T-Mobile USA Inc.	4.200%	10/1/29	2,015	2,006
	Uber Technologies Inc.	4.300%	1/15/30	5,205	5,186
[4]	Univision Communications Inc.	8.000%	8/15/28	50	51
[4]	Univision Communications Inc.	7.375%	6/30/30	10	10
[4]	Univision Communications Inc.	8.500%	7/31/31	170	170
	Verizon Communications Inc.	2.625%	8/15/26	1,470	1,429
	Verizon Communications Inc.	3.000%	3/22/27	2,075	2,023
	Verizon Communications Inc.	2.100%	3/22/28	4,312	4,023
	Verizon Communications Inc.	4.329%	9/21/28	2,220	2,230
	Warnermedia Holdings Inc.	3.755%	3/15/27	4,414	4,268
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,107	1,049
					125,567
Consumer Discretionary (6.1%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	70	67
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/29	15	15
	American Honda Finance Corp.	4.950%	1/9/26	1,360	1,373
	American Honda Finance Corp.	4.900%	7/9/27	1,875	1,916
[9]	American Honda Finance Corp.	3.750%	10/25/27	1,000	1,139
	American Honda Finance Corp.	4.400%	9/5/29	2,695	2,706
	Asbury Automotive Group Inc.	4.500%	3/1/28	15	15
	AutoZone Inc.	3.750%	6/1/27	500	494
	AutoZone Inc.	4.500%	2/1/28	2,040	2,058
	AutoZone Inc.	6.250%	11/1/28	600	643
	AutoZone Inc.	3.750%	4/18/29	970	948
	AutoZone Inc.	5.100%	7/15/29	1,275	1,313
[9]	Ayvens SA	4.375%	11/23/26	300	343
[9]	Ayvens SA	3.875%	2/22/27	200	227
[9]	Ayvens SA	3.875%	1/24/28	300	340
[9]	Ayvens SA	4.875%	10/6/28	200	236
[4]	BMW US Capital LLC	1.250%	8/12/26	1,038	985
[4]	BMW US Capital LLC	3.450%	4/1/27	275	270
[4]	BMW US Capital LLC	4.600%	8/13/27	1,290	1,304
	BorgWarner Inc.	4.950%	8/15/29	450	458
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	25	25
[4]	Churchill Downs Inc.	5.500%	4/1/27	45	45
[4]	Churchill Downs Inc.	4.750%	1/15/28	90	88
	eBay Inc.	5.900%	11/22/25	605	614
	eBay Inc.	1.400%	5/10/26	1,500	1,436
	eBay Inc.	5.950%	11/22/27	945	1,000
[4]	ERAC USA Finance LLC	3.800%	11/1/25	665	661
[4]	ERAC USA Finance LLC	3.300%	12/1/26	100	98
[4]	ERAC USA Finance LLC	4.600%	5/1/28	770	779
[4]	ERAC USA Finance LLC	5.000%	2/15/29	1,448	1,491
	Ford Motor Co.	6.625%	10/1/28	710	751
	Ford Motor Credit Co. LLC	3.375%	11/13/25	810	794
	Ford Motor Credit Co. LLC	6.950%	3/6/26	1,390	1,424
	Ford Motor Credit Co. LLC	6.950%	6/10/26	260	268
	Ford Motor Credit Co. LLC	2.700%	8/10/26	380	365
	Ford Motor Credit Co. LLC	5.125%	11/5/26	2,695	2,707
	Ford Motor Credit Co. LLC	4.271%	1/9/27	200	197
	Ford Motor Credit Co. LLC	5.800%	3/5/27	2,535	2,580
	Ford Motor Credit Co. LLC	5.850%	5/17/27	880	896
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,195	1,192
	Ford Motor Credit Co. LLC	4.125%	8/17/27	715	696
	Ford Motor Credit Co. LLC	3.815%	11/2/27	235	226
	Ford Motor Credit Co. LLC	7.350%	11/4/27	2,150	2,282

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	2.900%	2/16/28	400	371
	Ford Motor Credit Co. LLC	6.800%	5/12/28	1,025	1,074
	Ford Motor Credit Co. LLC	6.798%	11/7/28	2,185	2,307
	Ford Motor Credit Co. LLC	5.303%	9/6/29	2,695	2,681
	General Motors Co.	6.125%	10/1/25	4,175	4,215
	General Motors Financial Co. Inc.	6.050%	10/10/25	2,820	2,855
	General Motors Financial Co. Inc.	1.250%	1/8/26	6,100	5,854
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,720	1,732
	General Motors Financial Co. Inc.	5.400%	4/6/26	1,960	1,985
	General Motors Financial Co. Inc.	1.500%	6/10/26	405	385
	General Motors Financial Co. Inc.	4.000%	10/6/26	792	785
	General Motors Financial Co. Inc.	4.350%	1/17/27	820	818
	General Motors Financial Co. Inc.	2.350%	2/26/27	1,135	1,080
	General Motors Financial Co. Inc.	5.000%	4/9/27	2,226	2,250
	General Motors Financial Co. Inc.	5.400%	5/8/27	2,275	2,324
	General Motors Financial Co. Inc.	5.350%	7/15/27	1,670	1,708
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,985	1,890
	General Motors Financial Co. Inc.	6.000%	1/9/28	670	698
	General Motors Financial Co. Inc.	2.400%	4/10/28	870	806
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,865	1,705
	General Motors Financial Co. Inc.	5.800%	1/7/29	1,900	1,974
	General Motors Financial Co. Inc.	4.300%	4/6/29	885	866
	General Motors Financial Co. Inc.	4.900%	10/6/29	3,080	3,082
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	205	188
[9]	Harley-Davidson Financial Services Inc.	5.125%	4/5/26	300	342
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	2,144	2,058
[4]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	260	260
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	50	51
	Home Depot Inc.	4.875%	6/25/27	1,495	1,533
	Home Depot Inc.	2.800%	9/14/27	130	126
	Home Depot Inc.	3.900%	12/6/28	540	538
	Home Depot Inc.	4.750%	6/25/29	1,670	1,722
	Honda Motor Co. Ltd.	2.534%	3/10/27	1,860	1,796
	Hyatt Hotels Corp.	5.250%	6/30/29	1,310	1,341
	Lennar Corp.	5.250%	6/1/26	1,755	1,771
[4]	Lithia Motors Inc.	4.625%	12/15/27	95	93
[4]	Lithia Motors Inc.	3.875%	6/1/29	85	79
[4]	Live Nation Entertainment Inc.	4.875%	11/1/24	80	80
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	320	326
	Lowe's Cos. Inc.	4.800%	4/1/26	2,800	2,823
	Lowe's Cos. Inc.	3.350%	4/1/27	1,020	1,001
	Lowe's Cos. Inc.	1.300%	4/15/28	708	643
	Lowe's Cos. Inc.	1.700%	9/15/28	355	324
	Marriott International Inc.	3.750%	10/1/25	500	496
	Marriott International Inc.	3.125%	6/15/26	190	186
	Marriott International Inc.	5.000%	10/15/27	850	867
	Marriott International Inc.	4.875%	5/15/29	710	724
	McDonald's Corp.	3.500%	7/1/27	900	887
[4]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	560	539
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	1,735	1,749
[4]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	960	977
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	2,190	2,224
[4]	Mercedes-Benz Finance North America LLC	5.100%	8/3/28	2,415	2,482
[4]	MGM China Holdings Ltd.	7.125%	6/26/31	70	72
	MGM Resorts International	6.125%	9/15/29	170	172
	Mohawk Industries Inc.	5.850%	9/18/28	450	474
[4]	NCL Corp. Ltd.	5.875%	2/15/27	38	38
	Newell Brands Inc.	4.875%	6/1/25	75	75
	Newell Brands Inc.	5.700%	4/1/26	30	30
	Newell Brands Inc.	6.375%	9/15/27	170	172
	Newell Brands Inc.	6.625%	9/15/29	91	92
	Newell Brands Inc.	6.875%	4/1/36	20	19
	Newell Brands Inc.	7.000%	4/1/46	35	31
	O'Reilly Automotive Inc.	5.750%	11/20/26	950	980
[9]	RCI Banque SA	4.625%	10/2/26	1,200	1,362
	Ross Stores Inc.	0.875%	4/15/26	865	821
[4]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	35	35
	Starbucks Corp.	4.750%	2/15/26	1,055	1,063
	Starbucks Corp.	2.000%	3/12/27	116	111
	Tapestry Inc.	7.000%	11/27/26	755	782

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tapestry Inc.	7.350%	11/27/28	575	604
	Toyota Motor Credit Corp.	5.200%	5/15/26	2,630	2,680
	Toyota Motor Credit Corp.	1.900%	1/13/27	2,123	2,028
	Toyota Motor Credit Corp.	5.000%	3/19/27	1,965	2,014
	Toyota Motor Credit Corp.	3.050%	3/22/27	4,445	4,357
	Toyota Motor Credit Corp.	4.550%	9/20/27	2,640	2,682
	Toyota Motor Credit Corp.	4.625%	1/12/28	1,073	1,093
	Toyota Motor Credit Corp.	1.900%	4/6/28	892	830
	Toyota Motor Credit Corp.	4.650%	1/5/29	1,170	1,195
	Toyota Motor Credit Corp.	5.050%	5/16/29	2,175	2,257
	Toyota Motor Credit Corp.	4.550%	8/9/29	720	731
[4]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/29	5	5
[4]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	1,495	1,528
[4]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	300	309
[4]	Volkswagen Group of America Finance LLC	5.650%	9/12/28	1,125	1,164
[9]	Volkswagen International Finance NV	3.875%	Perpetual	200	216
[9]	Volkswagen Leasing GmbH	0.375%	7/20/26	1,900	2,016
[4,8]	Wayfair LLC	7.250%	10/31/29	20	20
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	175	169
					141,363
Consumer Staples (4.2%)
[4]	7-Eleven Inc.	0.950%	2/10/26	2,300	2,196
	Altria Group Inc.	4.400%	2/14/26	1,089	1,088
	Altria Group Inc.	2.625%	9/16/26	1,000	970
	Altria Group Inc.	6.200%	11/1/28	380	405
	Altria Group Inc.	4.800%	2/14/29	321	325
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	560	575
	BAT Capital Corp.	3.215%	9/6/26	3,527	3,452
	BAT Capital Corp.	4.700%	4/2/27	3,335	3,364
	BAT Capital Corp.	3.557%	8/15/27	297	291
	BAT Capital Corp.	2.259%	3/25/28	2,920	2,715
	BAT Capital Corp.	3.462%	9/6/29	520	495
	BAT International Finance plc	1.668%	3/25/26	5,326	5,117
	BAT International Finance plc	4.448%	3/16/28	2,155	2,156
	BAT International Finance plc	5.931%	2/2/29	7,525	7,946
[9]	British American Tobacco plc	3.000%	Perpetual	400	433
	Campbell Soup Co.	5.300%	3/20/26	1,080	1,096
	Campbell Soup Co.	5.200%	3/19/27	3,480	3,571
	Campbell Soup Co.	4.150%	3/15/28	1,090	1,090
	Campbell Soup Co.	5.200%	3/21/29	1,245	1,289
[4]	Cargill Inc.	4.500%	6/24/26	450	454
	Cencosud SA	4.375%	7/17/27	400	396
[9]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	400	430
	Conagra Brands Inc.	5.300%	10/1/26	1,265	1,289
	Conagra Brands Inc.	1.375%	11/1/27	50	46
	Constellation Brands Inc.	4.400%	11/15/25	724	723
	Constellation Brands Inc.	4.750%	12/1/25	215	216
	Constellation Brands Inc.	3.700%	12/6/26	200	198
	Constellation Brands Inc.	3.500%	5/9/27	915	899
	Constellation Brands Inc.	4.350%	5/9/27	1,770	1,775
	Diageo Capital plc	5.300%	10/24/27	1,640	1,701
	Dollar General Corp.	4.625%	11/1/27	1,250	1,255
[4]	Energizer Holdings Inc.	4.750%	6/15/28	135	131
	Haleon US Capital LLC	3.375%	3/24/27	726	713
	J M Smucker Co.	5.900%	11/15/28	265	282
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.125%	2/1/28	490	496
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	170	177
	Keurig Dr Pepper Inc.	4.597%	5/25/28	2,610	2,643
	Keurig Dr Pepper Inc.	3.950%	4/15/29	375	370
	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	350	347
	Kraft Heinz Foods Co.	3.000%	6/1/26	600	588
	Kraft Heinz Foods Co.	3.875%	5/15/27	2,779	2,759
	Kroger Co.	3.500%	2/1/26	1,470	1,453
	Kroger Co.	4.700%	8/15/26	705	710
	Kroger Co.	4.600%	8/15/27	1,540	1,553
	Kroger Co.	4.650%	9/15/29	1,925	1,936
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	150	149
[4]	Mars Inc.	4.550%	4/20/28	1,610	1,627
	McCormick & Co. Inc.	3.400%	8/15/27	600	588

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mead Johnson Nutrition Co.	4.125%	11/15/25	100	100
	Molson Coors Beverage Co.	3.000%	7/15/26	1,095	1,075
[4]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	1,990	1,876
	Mondelez International Inc.	2.625%	3/17/27	970	937
	Mondelez International Inc.	4.750%	2/20/29	1,870	1,911
[4]	Performance Food Group Inc.	5.500%	10/15/27	95	95
	Philip Morris International Inc.	5.000%	11/17/25	785	791
	Philip Morris International Inc.	4.875%	2/13/26	3,785	3,823
	Philip Morris International Inc.	2.750%	2/25/26	500	490
	Philip Morris International Inc.	0.875%	5/1/26	1,150	1,093
	Philip Morris International Inc.	4.750%	2/12/27	1,255	1,275
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,763
	Philip Morris International Inc.	4.875%	2/15/28	3,555	3,632
	Philip Morris International Inc.	3.125%	3/2/28	1,057	1,021
	Philip Morris International Inc.	5.250%	9/7/28	1,980	2,051
	Philip Morris International Inc.	4.875%	2/13/29	3,400	3,486
	Philip Morris International Inc.	3.375%	8/15/29	640	616
[9]	Philip Morris International Inc.	3.750%	1/15/31	200	228
	Sysco Corp.	3.250%	7/15/27	1,140	1,111
[9]	Tesco Corporate Treasury Services plc	0.375%	7/27/29	400	392
	Tyson Foods Inc.	4.000%	3/1/26	1,865	1,855
	Tyson Foods Inc.	3.550%	6/2/27	2,000	1,962
[4]	US Foods Inc.	6.875%	9/15/28	90	94
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	55	55
					98,210
Energy (6.2%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	35	35
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	800	767
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	1,955	1,907
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	270	281
	Boardwalk Pipelines LP	4.800%	5/3/29	255	256
	BP Capital Markets America Inc.	3.017%	1/16/27	1,085	1,061
	BP Capital Markets America Inc.	3.937%	9/21/28	1,260	1,252
	BP Capital Markets America Inc.	4.234%	11/6/28	465	467
[9]	BP Capital Markets BV	3.773%	5/12/30	200	230
	BP Capital Markets plc	3.279%	9/19/27	1,722	1,687
	BP Capital Markets plc	3.723%	11/28/28	640	629
	Canadian Natural Resources Ltd.	3.850%	6/1/27	4,001	3,945
	Cenovus Energy Inc.	4.250%	4/15/27	32	32
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,070	2,105
	Cheniere Energy Inc.	4.625%	10/15/28	2,685	2,669
[4]	Civitas Resources Inc.	8.375%	7/1/28	130	136
[4]	Continental Resources Inc.	2.268%	11/15/26	1,000	949
	Coterra Energy Inc.	3.900%	5/15/27	512	504
	DCP Midstream Operating LP	5.625%	7/15/27	58	60
	DCP Midstream Operating LP	5.125%	5/15/29	2,731	2,798
	Devon Energy Corp.	5.850%	12/15/25	400	404
	Diamondback Energy Inc.	3.250%	12/1/26	2,295	2,246
	Diamondback Energy Inc.	5.200%	4/18/27	1,635	1,668
[4]	DT Midstream Inc.	4.125%	6/15/29	60	57
	Ecopetrol SA	8.625%	1/19/29	190	205
	Empresa Nacional del Petroleo	5.250%	11/6/29	200	202
	Enbridge Energy Partners LP	5.875%	10/15/25	820	827
	Enbridge Inc.	1.600%	10/4/26	900	854
	Enbridge Inc.	5.900%	11/15/26	1,910	1,972
	Enbridge Inc.	4.250%	12/1/26	1,265	1,263
	Enbridge Inc.	5.250%	4/5/27	1,120	1,147
	Enbridge Inc.	3.700%	7/15/27	1,340	1,321
	Enbridge Inc.	6.000%	11/15/28	1,880	1,997
	Enbridge Inc.	5.300%	4/5/29	2,675	2,772
	Energy Transfer LP	3.900%	7/15/26	392	389
	Energy Transfer LP	6.050%	12/1/26	2,070	2,142
	Energy Transfer LP	4.400%	3/15/27	4,440	4,448
	Energy Transfer LP	5.500%	6/1/27	2,980	3,057
	Energy Transfer LP	4.000%	10/1/27	741	734
	Energy Transfer LP	5.550%	2/15/28	1,663	1,720
	Energy Transfer LP	4.950%	5/15/28	2,355	2,390
	Energy Transfer LP	4.950%	6/15/28	379	385
	Energy Transfer LP	6.100%	12/1/28	1,250	1,328

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.250%	4/15/29	3,940	4,052
	Energy Transfer LP	5.250%	7/1/29	1,690	1,742
	Energy Transfer LP	4.150%	9/15/29	2,640	2,600
[4]	EnLink Midstream LLC	5.625%	1/15/28	580	594
[4]	EQM Midstream Partners LP	7.500%	6/1/27	105	108
[4]	EQT Corp.	3.125%	5/15/26	50	49
	EQT Corp.	3.900%	10/1/27	2,101	2,065
	EQT Corp.	5.000%	1/15/29	20	20
[4]	Helmerich & Payne Inc.	4.650%	12/1/27	965	967
[4]	Helmerich & Payne Inc.	4.850%	12/1/29	565	557
	Hess Corp.	7.875%	10/1/29	480	549
[4]	Hess Midstream Operations LP	6.500%	6/1/29	75	77
	Kinder Morgan Inc.	1.750%	11/15/26	1,250	1,188
	Kinder Morgan Inc.	5.000%	2/1/29	2,010	2,051
[4]	Kinetik Holdings LP	6.625%	12/15/28	80	83
	Marathon Oil Corp.	4.400%	7/15/27	75	75
	Marathon Oil Corp.	5.300%	4/1/29	1,740	1,805
	Marathon Petroleum Corp.	5.125%	12/15/26	2,288	2,324
	Marathon Petroleum Corp.	3.800%	4/1/28	981	964
	MPLX LP	1.750%	3/1/26	3,260	3,140
	MPLX LP	4.000%	3/15/28	540	533
[4]	Noble Finance II LLC	8.000%	4/15/30	85	88
	Occidental Petroleum Corp.	5.500%	12/1/25	720	724
	Occidental Petroleum Corp.	5.000%	8/1/27	965	978
	Occidental Petroleum Corp.	6.375%	9/1/28	2,805	2,951
	Occidental Petroleum Corp.	5.200%	8/1/29	1,600	1,626
	ONEOK Inc.	5.850%	1/15/26	3,196	3,245
	ONEOK Inc.	5.550%	11/1/26	960	982
	ONEOK Inc.	4.000%	7/13/27	300	298
	ONEOK Inc.	4.550%	7/15/28	295	296
	ONEOK Inc.	5.650%	11/1/28	960	1,004
	ONEOK Inc.	4.350%	3/15/29	2,262	2,250
	Ovintiv Inc.	5.375%	1/1/26	1,211	1,219
	Ovintiv Inc.	5.650%	5/15/28	1,445	1,491
[4]	Permian Resources Operating LLC	5.375%	1/15/26	65	65
[4]	Permian Resources Operating LLC	8.000%	4/15/27	90	93
	Pertamina Persero PT	1.400%	2/9/26	567	542
	Petrobras Global Finance BV	7.375%	1/17/27	40	42
	Petrobras Global Finance BV	5.999%	1/27/28	100	102
	Petroleos Mexicanos	6.875%	8/4/26	486	484
	Petroleos Mexicanos	6.490%	1/23/27	660	650
	Petroleos Mexicanos	6.500%	3/13/27	1,245	1,221
	Petroleos Mexicanos	6.500%	1/23/29	520	491
	Phillips 66	1.300%	2/15/26	810	778
	Phillips 66	3.900%	3/15/28	360	356
	Phillips 66 Co.	4.950%	12/1/27	1,850	1,894
	Pioneer Natural Resources Co.	1.125%	1/15/26	1,290	1,240
	Pioneer Natural Resources Co.	5.100%	3/29/26	2,685	2,723
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	2,013	2,011
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	1,679	1,681
	Range Resources Corp.	8.250%	1/15/29	130	135
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	3,266	3,320
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	2,195	2,224
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,325	1,318
[4]	Schlumberger Holdings Corp.	5.000%	5/29/27	1,495	1,526
[4]	Schlumberger Holdings Corp.	5.000%	11/15/29	1,060	1,094
	Schlumberger Investment SA	4.500%	5/15/28	1,180	1,197
[4]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	85	88
[11]	Southern Gas Corridor CJSC	6.875%	3/24/26	715	731
	Spectra Energy Partners LP	3.375%	10/15/26	596	586
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	265	268
	Targa Resources Corp.	5.200%	7/1/27	1,800	1,841
	Targa Resources Corp.	6.150%	3/1/29	645	687
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	129	131
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	160	164
[9]	TotalEnergies SE	2.000%	Perpetual	100	106
	TransCanada PipeLines Ltd.	4.875%	1/15/26	875	879
	TransCanada PipeLines Ltd.	4.250%	5/15/28	2,850	2,841
	TransCanada PipeLines Ltd.	4.100%	4/15/30	1,595	1,569
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,040	1,026

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Transocean Inc.	8.250%	5/15/29	115	114
[4]	Transocean Inc.	8.750%	2/15/30	72	75
[4]	Valaris Ltd.	8.375%	4/30/30	165	170
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	50	47
[4]	Venture Global LNG Inc.	9.500%	2/1/29	420	472
	Western Midstream Operating LP	4.650%	7/1/26	115	115
	Western Midstream Operating LP	4.500%	3/1/28	365	362
	Williams Cos. Inc.	5.400%	3/2/26	885	896
	Williams Cos. Inc.	3.750%	6/15/27	560	552
	Williams Cos. Inc.	5.300%	8/15/28	3,275	3,383
	Williams Cos. Inc.	4.900%	3/15/29	3,880	3,943
					144,226
Financials (28.2%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	1,120	1,167
[4]	AEGON Funding Co. LLC	5.500%	4/16/27	935	955
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	705	703
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	939	905
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	2,929	2,814
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	1,610	1,668
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	1,320	1,295
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	1,814	1,824
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	2,500	2,606
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	1,255	1,185
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/29	980	1,003
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/29	1,930	1,932
	Aflac Inc.	1.125%	3/15/26	529	506
	Air Lease Corp.	2.875%	1/15/26	1,315	1,288
	Air Lease Corp.	3.750%	6/1/26	1,000	989
	Air Lease Corp.	2.200%	1/15/27	900	857
	Air Lease Corp.	5.300%	2/1/28	1,250	1,284
	Air Lease Corp.	4.625%	10/1/28	435	437
	Air Lease Corp.	5.100%	3/1/29	1,950	1,996
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	70	71
	Allstate Corp.	0.750%	12/15/25	330	316
	Allstate Corp.	5.050%	6/24/29	1,800	1,855
	Ally Financial Inc.	4.750%	6/9/27	1,000	999
	Ally Financial Inc.	6.992%	6/13/29	1,720	1,818
	American Express Co.	2.550%	3/4/27	2,154	2,079
	American Express Co.	5.645%	4/23/27	790	806
	American Express Co.	5.098%	2/16/28	1,060	1,080
	American Express Co.	5.043%	7/26/28	1,236	1,263
	American Express Co.	5.282%	7/27/29	807	836
	American Express Co.	5.532%	4/25/30	900	943
	American International Group Inc.	3.900%	4/1/26	290	287
	American International Group Inc.	4.200%	4/1/28	190	190
	American International Group Inc.	5.750%	4/1/48	200	201
[8]	American National Group Inc.	5.750%	10/1/29	806	810
	Ameriprise Financial Inc.	2.875%	9/15/26	341	333
	Ameriprise Financial Inc.	5.700%	12/15/28	1,700	1,800
[4]	AmWINS Group Inc.	6.375%	2/15/29	105	108
[4]	AmWINS Group Inc.	4.875%	6/30/29	75	72
[4]	Antares Holdings LP	2.750%	1/15/27	1,061	992
[4]	Antares Holdings LP	7.950%	8/11/28	750	796
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	1,000	970
	Aon Global Ltd.	3.875%	12/15/25	221	220
	Aon North America Inc.	5.125%	3/1/27	600	614
	Aon North America Inc.	5.150%	3/1/29	1,980	2,045
	Ares Capital Corp.	2.150%	7/15/26	1,084	1,031
	Ares Capital Corp.	7.000%	1/15/27	1,585	1,650
	Ares Capital Corp.	2.875%	6/15/28	700	646
	Ares Capital Corp.	5.875%	3/1/29	1,050	1,075
	Ares Capital Corp.	5.950%	7/15/29	2,280	2,341
[4]	Ares Strategic Income Fund	6.350%	8/15/29	1,040	1,062
	Associated Banc-Corp	6.455%	8/29/30	200	205
	Assurant Inc.	4.900%	3/27/28	83	84
	Athene Holding Ltd.	4.125%	1/12/28	1,145	1,130
[6,12]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.850%	6.201%	2/26/31	290	203
[6,12]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.717%	5/16/33	200	143
[6,12]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.700%	5.906%	8/12/32	850	602

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	1.849%	3/25/26	1,310	1,259
	Banco Santander SA	5.294%	8/18/27	760	778
	Banco Santander SA	1.722%	9/14/27	760	720
	Banco Santander SA	5.365%	7/15/28	1,800	1,842
	Banco Santander SA	6.607%	11/7/28	940	1,020
	Bank of America Corp.	4.450%	3/3/26	2,071	2,074
	Bank of America Corp.	5.080%	1/20/27	860	867
	Bank of America Corp.	1.658%	3/11/27	1,485	1,427
	Bank of America Corp.	3.559%	4/23/27	871	860
	Bank of America Corp.	1.734%	7/22/27	5,075	4,846
	Bank of America Corp.	5.933%	9/15/27	2,110	2,173
	Bank of America Corp.	3.824%	1/20/28	2,400	2,373
	Bank of America Corp.	2.551%	2/4/28	3,064	2,943
	Bank of America Corp.	3.705%	4/24/28	1,660	1,636
	Bank of America Corp.	4.376%	4/27/28	2,500	2,503
	Bank of America Corp.	4.948%	7/22/28	2,990	3,042
	Bank of America Corp.	6.204%	11/10/28	2,200	2,322
	Bank of America Corp.	3.419%	12/20/28	4,059	3,950
	Bank of America Corp.	3.970%	3/5/29	540	534
	Bank of America Corp.	5.202%	4/25/29	4,241	4,360
	Bank of America Corp.	2.087%	6/14/29	720	665
	Bank of America Corp.	4.271%	7/23/29	600	598
	Bank of America Corp.	3.194%	7/23/30	1,140	1,079
	Bank of Montreal	1.250%	9/15/26	479	454
	Bank of Montreal	5.266%	12/11/26	1,520	1,556
	Bank of New York Mellon Corp.	4.947%	4/26/27	2,300	2,322
	Bank of New York Mellon Corp.	3.400%	1/29/28	616	603
	Bank of New York Mellon Corp.	3.442%	2/7/28	538	530
	Bank of New York Mellon Corp.	4.543%	2/1/29	920	931
	Bank of New York Mellon Corp.	6.317%	10/25/29	1,120	1,205
	Bank of New York Mellon Corp.	4.975%	3/14/30	860	887
	Bank of Nova Scotia	4.500%	12/16/25	1,470	1,467
	Bank of Nova Scotia	1.050%	3/2/26	400	383
	Bank of Nova Scotia	2.700%	8/3/26	428	417
	Bank of Nova Scotia	5.400%	6/4/27	440	454
	Bank of Nova Scotia	5.250%	6/12/28	850	880
[9]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	500	541
	Barclays plc	4.375%	1/12/26	487	486
	Barclays plc	5.200%	5/12/26	975	981
	Barclays plc	5.829%	5/9/27	1,000	1,019
	Barclays plc	6.496%	9/13/27	380	394
	Barclays plc	2.279%	11/24/27	251	239
	Barclays plc	5.674%	3/12/28	1,960	2,013
	Barclays plc	4.836%	5/9/28	300	300
	Barclays plc	5.501%	8/9/28	800	821
	Barclays plc	4.837%	9/10/28	3,730	3,762
	Barclays plc	7.385%	11/2/28	3,770	4,072
	Barclays plc	4.972%	5/16/29	1,300	1,315
[9]	Barclays plc	0.577%	8/9/29	400	404
	Barclays plc	6.490%	9/13/29	1,830	1,953
	Barclays plc	5.690%	3/12/30	1,860	1,935
[9]	Barclays plc	4.918%	8/8/30	300	357
	Barclays plc	4.942%	9/10/30	3,850	3,885
[10]	Barclays plc	3.750%	11/22/30	200	262
	Blue Owl Capital Corp.	4.250%	1/15/26	60	59
	Blue Owl Capital Corp.	3.400%	7/15/26	645	624
	Blue Owl Capital Corp.	5.950%	3/15/29	980	1,001
[9]	BNP Paribas SA	0.500%	5/30/28	300	312
[9]	BNP Paribas SA	1.125%	1/15/32	400	419
[4]	Boost Newco Borrower LLC	7.500%	1/15/31	25	27
[9]	BPCE SA	4.375%	7/13/28	200	231
[10]	BPCE SA	2.500%	11/30/32	400	484
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	652	670
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	2,720	2,734
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	1,180	1,208
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	750	797
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	1,510	1,568
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	2,310	2,326
	Capital One Financial Corp.	4.200%	10/29/25	730	725
	Capital One Financial Corp.	3.750%	3/9/27	1,480	1,461

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	1.878%	11/2/27	4,710	4,475
	Capital One Financial Corp.	4.927%	5/10/28	1,100	1,113
	Capital One Financial Corp.	5.468%	2/1/29	1,550	1,589
	Capital One Financial Corp.	6.312%	6/8/29	5,210	5,485
	Capital One Financial Corp.	5.700%	2/1/30	1,760	1,824
	Capital One Financial Corp.	3.273%	3/1/30	1,000	940
	Capital One Financial Corp.	5.463%	7/26/30	5,700	5,850
[9]	Carrefour Banque SA	4.079%	5/5/27	300	341
	Charles Schwab Corp.	1.150%	5/13/26	1,180	1,125
	Charles Schwab Corp.	2.450%	3/3/27	1,720	1,652
	Charles Schwab Corp.	3.300%	4/1/27	663	650
	Charles Schwab Corp.	2.000%	3/20/28	46	43
	Charles Schwab Corp.	5.643%	5/19/29	2,400	2,506
	Charles Schwab Corp.	6.196%	11/17/29	2,420	2,585
	Chubb INA Holdings LLC	3.350%	5/3/26	3,313	3,274
	Chubb INA Holdings LLC	4.650%	8/15/29	2,960	3,028
	Citibank NA	5.488%	12/4/26	1,140	1,173
	Citibank NA	5.803%	9/29/28	1,250	1,323
	Citibank NA	4.838%	8/6/29	2,440	2,497
	Citigroup Inc.	4.600%	3/9/26	1,984	1,989
	Citigroup Inc.	3.400%	5/1/26	1,200	1,185
	Citigroup Inc.	3.200%	10/21/26	3,641	3,566
	Citigroup Inc.	4.300%	11/20/26	1,034	1,033
	Citigroup Inc.	1.462%	6/9/27	1,470	1,401
	Citigroup Inc.	4.450%	9/29/27	1,104	1,105
	Citigroup Inc.	3.887%	1/10/28	1,290	1,277
	Citigroup Inc.	3.070%	2/24/28	1,850	1,798
	Citigroup Inc.	3.668%	7/24/28	2,809	2,759
	Citigroup Inc.	4.125%	7/25/28	200	198
	Citigroup Inc.	3.520%	10/27/28	594	580
	Citigroup Inc.	4.075%	4/23/29	340	337
	Citigroup Inc.	4.542%	9/19/30	5,160	5,167
	CNO Financial Group Inc.	5.250%	5/30/29	614	621
[6,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	5.153%	1/14/27	700	485
[6,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.689%	8/20/31	1,400	972
[6,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	6.221%	9/10/30	600	418
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,470	1,448
	Corebridge Financial Inc.	3.650%	4/5/27	2,928	2,880
	Corebridge Financial Inc.	3.850%	4/5/29	635	619
[9]	Credit Agricole Assurances SA	2.625%	1/29/48	400	428
[4]	Credit Agricole SA	4.631%	9/11/28	670	673
[9]	Crelan SA	6.000%	2/28/30	200	244
[4]	Danske Bank A/S	5.427%	3/1/28	1,860	1,906
[4]	Danske Bank A/S	5.705%	3/1/30	2,240	2,333
[9]	Danske Bank A/S	1.000%	5/15/31	100	107
	Deutsche Bank AG	2.129%	11/24/26	2,250	2,179
[9]	Deutsche Bank AG	1.625%	1/20/27	200	215
	Deutsche Bank AG	7.146%	7/13/27	2,210	2,301
	Deutsche Bank AG	2.311%	11/16/27	1,384	1,316
	Deutsche Bank AG	5.706%	2/8/28	1,230	1,256
	Deutsche Bank AG	6.720%	1/18/29	1,285	1,360
	Deutsche Bank AG	6.819%	11/20/29	1,825	1,963
	Deutsche Bank AG	4.999%	9/11/30	1,560	1,569
	Discover Bank	3.450%	7/27/26	1,465	1,435
	Discover Bank	5.974%	8/9/28	550	567
[13,14]	DPS Lehman Brothers Holdings	1.000%	8/19/65	210	—
	Eaton Vance Corp.	3.500%	4/6/27	6	6
	Equifax Inc.	2.600%	12/15/25	2,125	2,079
	Equitable Holdings Inc.	4.350%	4/20/28	545	543
[4]	F&G Global Funding	1.750%	6/30/26	590	559
	Fidelity National Financial Inc.	4.500%	8/15/28	20	20
	Fidelity National Information Services Inc.	1.150%	3/1/26	570	545
[9]	Fidelity National Information Services Inc.	1.000%	12/3/28	200	204
	Fifth Third Bancorp	2.550%	5/5/27	300	288
	Fifth Third Bancorp	1.707%	11/1/27	2,470	2,337
	Fifth Third Bancorp	3.950%	3/14/28	1,612	1,593
	Fifth Third Bancorp	6.361%	10/27/28	2,840	2,992
	Fifth Third Bancorp	6.339%	7/27/29	4,186	4,448
	Fifth Third Bancorp	4.772%	7/28/30	806	812
	Fifth Third Bancorp	4.895%	9/6/30	2,990	3,026

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fiserv Inc.	3.200%	7/1/26	1,905	1,872
	Fiserv Inc.	5.150%	3/15/27	1,870	1,913
	Fiserv Inc.	5.450%	3/2/28	1,800	1,867
	Fiserv Inc.	5.375%	8/21/28	1,130	1,174
	Fiserv Inc.	3.500%	7/1/29	1,920	1,855
	Gaci First Investment Co.	5.000%	1/29/29	995	1,011
	GATX Corp.	3.250%	9/15/26	792	775
	GATX Corp.	5.400%	3/15/27	820	841
	GATX Corp.	3.850%	3/30/27	400	394
	GATX Corp.	4.550%	11/7/28	66	66
	GATX Corp.	4.700%	4/1/29	154	155
[4]	GGAM Finance Ltd.	8.000%	2/15/27	80	84
[4]	GGAM Finance Ltd.	8.000%	6/15/28	170	182
[4]	Global Atlantic Fin Co.	4.400%	10/15/29	410	395
[4]	Global Atlantic Fin Co.	3.125%	6/15/31	400	351
	Global Payments Inc.	1.200%	3/1/26	2,677	2,559
	Global Payments Inc.	2.150%	1/15/27	3,230	3,080
	Goldman Sachs Bank USA	5.414%	5/21/27	2,630	2,673
	Goldman Sachs Group Inc.	3.500%	11/16/26	322	317
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,305	3,162
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,691	1,603
	Goldman Sachs Group Inc.	1.948%	10/21/27	2,011	1,917
	Goldman Sachs Group Inc.	2.640%	2/24/28	2,267	2,179
	Goldman Sachs Group Inc.	3.615%	3/15/28	4,247	4,179
[10]	Goldman Sachs Group Inc.	7.250%	4/10/28	200	288
	Goldman Sachs Group Inc.	3.691%	6/5/28	850	837
	Goldman Sachs Group Inc.	4.482%	8/23/28	560	563
	Goldman Sachs Group Inc.	6.484%	10/24/29	1,600	1,723
	Goldman Sachs Group Inc.	5.727%	4/25/30	1,735	1,823
	Golub Capital BDC Inc.	7.050%	12/5/28	1,210	1,276
[9]	Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/29	400	454
	Hanover Insurance Group Inc.	4.500%	4/15/26	300	299
	Horace Mann Educators Corp.	7.250%	9/15/28	139	151
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	65	67
[10]	HSBC Holdings plc	1.750%	7/24/27	200	253
	HSBC Holdings plc	5.887%	8/14/27	1,000	1,027
	HSBC Holdings plc	4.041%	3/13/28	2,320	2,295
	HSBC Holdings plc	5.597%	5/17/28	1,930	1,982
	HSBC Holdings plc	4.755%	6/9/28	2,450	2,467
	HSBC Holdings plc	5.210%	8/11/28	1,310	1,337
	HSBC Holdings plc	2.013%	9/22/28	350	327
	HSBC Holdings plc	7.390%	11/3/28	3,105	3,361
	HSBC Holdings plc	6.161%	3/9/29	1,641	1,727
	HSBC Holdings plc	4.583%	6/19/29	620	620
	HSBC Holdings plc	2.206%	8/17/29	1,290	1,182
	HSBC Holdings plc	5.546%	3/4/30	695	722
	HSBC Holdings plc	3.973%	5/22/30	3,415	3,328
[9]	HSBC Holdings plc	6.364%	11/16/32	400	480
	HSBC USA Inc.	5.294%	3/4/27	640	656
	Huntington Bancshares Inc.	4.443%	8/4/28	888	890
	Huntington Bancshares Inc.	6.208%	8/21/29	2,330	2,465
	Huntington National Bank	4.552%	5/17/28	300	300
	ING Groep NV	3.950%	3/29/27	400	397
	ING Groep NV	1.726%	4/1/27	237	227
	ING Groep NV	6.083%	9/11/27	373	385
	ING Groep NV	4.550%	10/2/28	576	580
	Intercontinental Exchange Inc.	3.750%	12/1/25	937	932
	Intercontinental Exchange Inc.	4.000%	9/15/27	1,520	1,522
	Intercontinental Exchange Inc.	3.625%	9/1/28	2,477	2,425
	Invesco Finance plc	3.750%	1/15/26	406	403
[9]	JAB Holdings BV	1.000%	12/20/27	900	945
	Jefferies Financial Group Inc.	5.875%	7/21/28	740	772
	JPMorgan Chase & Co.	1.045%	11/19/26	1,319	1,268
	JPMorgan Chase & Co.	4.125%	12/15/26	344	344
	JPMorgan Chase & Co.	1.040%	2/4/27	2,150	2,055
	JPMorgan Chase & Co.	1.578%	4/22/27	2,799	2,683
	JPMorgan Chase & Co.	1.470%	9/22/27	1,495	1,417
	JPMorgan Chase & Co.	5.040%	1/23/28	1,080	1,098
	JPMorgan Chase & Co.	3.782%	2/1/28	2,105	2,082
	JPMorgan Chase & Co.	2.947%	2/24/28	155	150

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	5.571%	4/22/28	1,800	1,856
	JPMorgan Chase & Co.	4.323%	4/26/28	2,054	2,058
	JPMorgan Chase & Co.	3.540%	5/1/28	760	746
	JPMorgan Chase & Co.	2.182%	6/1/28	1,499	1,421
	JPMorgan Chase & Co.	4.979%	7/22/28	1,604	1,635
	JPMorgan Chase & Co.	4.851%	7/25/28	185	188
	JPMorgan Chase & Co.	4.005%	4/23/29	1,850	1,830
	JPMorgan Chase & Co.	2.069%	6/1/29	570	527
	JPMorgan Chase & Co.	4.203%	7/23/29	1,380	1,375
	JPMorgan Chase & Co.	5.299%	7/24/29	750	776
	JPMorgan Chase & Co.	6.087%	10/23/29	910	969
	JPMorgan Chase & Co.	5.012%	1/23/30	1,560	1,600
	JPMorgan Chase & Co.	5.581%	4/22/30	2,620	2,751
	JPMorgan Chase & Co.	3.702%	5/6/30	1,125	1,094
	JPMorgan Chase & Co.	4.995%	7/22/30	4,688	4,817
	JPMorgan Chase Bank NA	5.110%	12/8/26	3,240	3,312
	KeyBank NA	4.700%	1/26/26	750	751
	KeyBank NA	5.850%	11/15/27	280	290
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	135	135
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	30	32
	Lloyds Banking Group plc	4.582%	12/10/25	1,295	1,291
	Lloyds Banking Group plc	4.716%	8/11/26	898	897
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	989
	Lloyds Banking Group plc	1.627%	5/11/27	545	521
	Lloyds Banking Group plc	5.985%	8/7/27	1,050	1,078
	Lloyds Banking Group plc	3.750%	3/18/28	550	542
	Lloyds Banking Group plc	5.871%	3/6/29	360	375
[6,12]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.418%	3/17/29	640	450
	LPL Holdings Inc.	5.700%	5/20/27	565	578
	LPL Holdings Inc.	6.750%	11/17/28	420	452
[4]	Lseg US Fin Corp.	4.875%	3/28/27	740	751
	M&T Bank Corp.	4.553%	8/16/28	3,946	3,949
	M&T Bank Corp.	7.413%	10/30/29	4,071	4,458
[4]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	55	57
[6,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.968%	6/17/31	110	76
[6,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.082%	6/7/32	120	85
[6,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.268%	5/28/30	660	462
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	3,910	3,906
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	501	487
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	3,661	3,679
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	465	453
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	2,845	2,709
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	760	720
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	1,760	1,684
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	600	612
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	160	165
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	1,300	1,344
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	1,320	1,359
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	810	838
	Mizuho Financial Group Inc.	1.234%	5/22/27	1,112	1,057
	Mizuho Financial Group Inc.	1.554%	7/9/27	1,260	1,199
	Mizuho Financial Group Inc.	5.667%	5/27/29	823	857
	Morgan Stanley	5.000%	11/24/25	1,000	1,005
	Morgan Stanley	3.875%	1/27/26	1,399	1,393
	Morgan Stanley	3.125%	7/27/26	395	388
	Morgan Stanley	4.350%	9/8/26	1,505	1,508
	Morgan Stanley	6.138%	10/16/26	1,216	1,235
	Morgan Stanley	3.625%	1/20/27	1,950	1,931
	Morgan Stanley	3.950%	4/23/27	892	883
	Morgan Stanley	1.593%	5/4/27	2,005	1,919
	Morgan Stanley	1.512%	7/20/27	2,450	2,330
	Morgan Stanley	2.475%	1/21/28	2,875	2,760
	Morgan Stanley	5.652%	4/13/28	2,130	2,199
	Morgan Stanley	4.210%	4/20/28	900	898
[6]	Morgan Stanley	3.591%	7/22/28	1,610	1,577
	Morgan Stanley	6.296%	10/18/28	3,100	3,278
	Morgan Stanley	3.772%	1/24/29	1,000	983
	Morgan Stanley	5.123%	2/1/29	2,160	2,213
	Morgan Stanley	5.164%	4/20/29	4,690	4,820
	Morgan Stanley	5.449%	7/20/29	1,120	1,163

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	6.407%	11/1/29	940	1,010
	Morgan Stanley	5.173%	1/16/30	1,300	1,340
[9]	Morgan Stanley	3.790%	3/21/30	200	228
	Morgan Stanley	5.656%	4/18/30	2,620	2,756
	Morgan Stanley	5.042%	7/19/30	6,263	6,434
	Morgan Stanley Bank NA	4.754%	4/21/26	1,040	1,050
	Morgan Stanley Bank NA	5.882%	10/30/26	1,500	1,554
	Morgan Stanley Bank NA	4.952%	1/14/28	1,500	1,522
	Morgan Stanley Bank NA	5.504%	5/26/28	1,070	1,104
	Morgan Stanley Bank NA	4.968%	7/14/28	3,043	3,108
[6,9]	Morgan Stanley, 3M EURIBOR + 0.650%	4.130%	3/19/27	500	558
	Nasdaq Inc.	5.350%	6/28/28	3,000	3,114
	National Bank of Canada	5.600%	12/18/28	1,140	1,192
[4]	National Securities Clearing Corp.	5.150%	6/26/26	970	986
[4]	National Securities Clearing Corp.	4.900%	6/26/29	2,280	2,354
[4]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	190	189
	NatWest Group plc	5.847%	3/2/27	1,160	1,181
	NatWest Group plc	1.642%	6/14/27	660	629
	NatWest Group plc	5.583%	3/1/28	1,150	1,179
	NatWest Group plc	3.073%	5/22/28	340	329
	NatWest Group plc	5.516%	9/30/28	625	645
	NatWest Group plc	4.892%	5/18/29	430	434
	NatWest Group plc	3.754%	11/1/29	1,180	1,178
	NatWest Group plc	5.076%	1/27/30	420	428
	NatWest Group plc	4.445%	5/8/30	225	223
[10]	NatWest Group plc	3.622%	8/14/30	400	528
	NatWest Group plc	4.964%	8/15/30	1,140	1,157
[10]	NatWest Group plc	2.105%	11/28/31	200	251
[9]	NIBC Bank NV	6.000%	11/16/28	400	488
	NMI Holdings Inc.	6.000%	8/15/29	375	386
	Nomura Holdings Inc.	5.594%	7/2/27	1,802	1,854
	Nomura Holdings Inc.	5.386%	7/6/27	600	613
	Nomura Holdings Inc.	5.842%	1/18/28	690	717
	Nomura Holdings Inc.	6.070%	7/12/28	977	1,027
[4]	Nuveen LLC	5.550%	1/15/30	560	587
	OneMain Finance Corp.	3.875%	9/15/28	40	37
[4]	Panther Escrow Issuer LLC	7.125%	6/1/31	80	84
	PayPal Holdings Inc.	3.900%	6/1/27	410	410
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	2,260	2,177
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	1,270	1,293
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	540	550
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	70	73
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	915	963
[10]	Phoenix Group Holdings plc	6.625%	12/18/25	775	1,046
	PNC Financial Services Group Inc.	4.758%	1/26/27	2,373	2,382
	PNC Financial Services Group Inc.	6.615%	10/20/27	1,970	2,059
	PNC Financial Services Group Inc.	5.354%	12/2/28	1,416	1,463
	PNC Financial Services Group Inc.	5.582%	6/12/29	6,608	6,877
	PNC Financial Services Group Inc.	5.492%	5/14/30	6,138	6,414
	Principal Financial Group Inc.	3.100%	11/15/26	175	171
	Principal Financial Group Inc.	3.700%	5/15/29	291	284
	Progressive Corp.	2.500%	3/15/27	1,317	1,270
[4]	Protective Life Global Funding	1.618%	4/15/26	670	644
[9]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	200	237
	Regions Financial Corp.	1.800%	8/12/28	270	244
	Regions Financial Corp.	5.722%	6/6/30	2,930	3,035
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	90	86
[10]	Rothesay Life plc	8.000%	10/30/25	645	881
[10]	Rothesay Life plc	3.375%	7/12/26	100	130
	Royal Bank of Canada	1.150%	7/14/26	644	612
	Royal Bank of Canada	1.400%	11/2/26	676	641
	Royal Bank of Canada	4.875%	1/19/27	750	764
	Royal Bank of Canada	3.625%	5/4/27	560	555
	Royal Bank of Canada	5.069%	7/23/27	3,960	4,022
	Royal Bank of Canada	6.000%	11/1/27	1,870	1,973
	Royal Bank of Canada	4.900%	1/12/28	1,260	1,289
	Royal Bank of Canada	4.950%	2/1/29	970	1,000
	Royal Bank of Canada	4.969%	8/2/30	5,775	5,926
[4]	Ryan Specialty LLC	5.875%	8/1/32	30	30
	S&P Global Inc.	2.450%	3/1/27	2,382	2,297

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander Holdings USA Inc.	6.499%	3/9/29	244	255
	Santander Holdings USA Inc.	6.174%	1/9/30	1,131	1,180
	Santander UK Group Holdings plc	6.833%	11/21/26	1,730	1,767
	Santander UK Group Holdings plc	1.673%	6/14/27	2,460	2,340
	Santander UK Group Holdings plc	2.469%	1/11/28	929	885
	Santander UK Group Holdings plc	6.534%	1/10/29	730	774
[9]	SCOR SE	3.000%	6/8/46	300	328
[4]	Sixth Street Lending Partners	6.500%	3/11/29	930	954
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	286
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	1,140	1,202
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	580	596
[4]	Starwood Property Trust Inc.	7.250%	4/1/29	15	16
[4,8]	Starwood Property Trust Inc.	6.000%	4/15/30	75	75
	State Street Corp.	4.530%	2/20/29	900	908
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	1,550	1,539
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	860	883
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	2,240	2,180
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,660	1,573
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	680	669
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	600	573
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	1,260	1,306
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	324	316
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	570	599
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	470	429
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	1,294	1,346
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	650	573
[6,12]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	5.692%	10/16/24	159	110
[9]	Swedbank AB	3.625%	8/23/32	300	336
	Synchrony Financial	3.700%	8/4/26	735	721
	Synovus Bank	5.625%	2/15/28	840	844
	Toronto-Dominion Bank	5.156%	1/10/28	1,496	1,541
	Toronto-Dominion Bank	5.523%	7/17/28	850	889
	Toronto-Dominion Bank	3.625%	9/15/31	460	451
	Trinity Acquisition plc	4.400%	3/15/26	40	40
	Truist Financial Corp.	6.047%	6/8/27	2,693	2,764
	Truist Financial Corp.	4.873%	1/26/29	2,625	2,653
	Truist Financial Corp.	7.161%	10/30/29	630	691
	UBS AG	1.250%	8/7/26	2,750	2,611
	UBS AG	5.000%	7/9/27	3,385	3,458
	UBS AG	7.500%	2/15/28	1,765	1,938
	UBS AG	5.650%	9/11/28	3,190	3,347
[4]	UBS Group AG	4.282%	1/9/28	2,210	2,193
[4]	UBS Group AG	4.253%	3/23/28	610	604
[4]	UBS Group AG	5.428%	2/8/30	5,890	6,084
[4]	UBS Group AG	5.617%	9/13/30	3,500	3,656
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	255	255
	US Bancorp	5.727%	10/21/26	1,409	1,427
	US Bancorp	4.548%	7/22/28	5,559	5,600
	US Bancorp	4.653%	2/1/29	1,571	1,586
	US Bancorp	5.775%	6/12/29	2,000	2,096
	US Bancorp	5.384%	1/23/30	980	1,017
	US Bancorp	5.100%	7/23/30	1,232	1,268
[6,9]	US Bancorp, 3M EURIBOR + 0.800%	4.351%	5/21/28	400	444
	Verisk Analytics Inc.	4.125%	3/15/29	340	338
	Voya Financial Inc.	3.650%	6/15/26	440	435
[13]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	3.000%	4/22/26	2,180	2,141
	Wells Fargo & Co.	4.100%	6/3/26	3,415	3,403
	Wells Fargo & Co.	3.000%	10/23/26	2,730	2,668
	Wells Fargo & Co.	3.196%	6/17/27	1,414	1,387
	Wells Fargo & Co.	4.300%	7/22/27	800	801
	Wells Fargo & Co.	3.526%	3/24/28	3,535	3,468
	Wells Fargo & Co.	5.707%	4/22/28	1,130	1,167
	Wells Fargo & Co.	3.584%	5/22/28	3,515	3,447
	Wells Fargo & Co.	2.393%	6/2/28	2,509	2,386
	Wells Fargo & Co.	4.808%	7/25/28	2,658	2,689
	Wells Fargo & Co.	5.574%	7/25/29	3,570	3,714
	Wells Fargo & Co.	6.303%	10/23/29	750	802
[9]	Wells Fargo & Co.	1.741%	5/4/30	700	730
	Wells Fargo Bank NA	5.450%	8/7/26	1,240	1,270

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo Bank NA	5.254%	12/11/26	3,430	3,515
	Westpac Banking Corp.	2.894%	2/4/30	1,716	1,702
	Westpac Banking Corp.	4.322%	11/23/31	925	918
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.603%	11/11/27	1,200	842
[6,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	6.030%	1/29/31	600	418
	Willis North America Inc.	4.650%	6/15/27	725	731
	Willis North America Inc.	4.500%	9/15/28	490	490
	Willis North America Inc.	2.950%	9/15/29	230	214
					655,069
Health Care (8.4%)
	AbbVie Inc.	3.200%	5/14/26	645	637
	AbbVie Inc.	2.950%	11/21/26	6,800	6,657
	AbbVie Inc.	4.800%	3/15/27	17,090	17,420
	AbbVie Inc.	4.250%	11/14/28	747	755
	AbbVie Inc.	4.800%	3/15/29	14,490	14,909
	Agilent Technologies Inc.	4.200%	9/9/27	3,845	3,855
[4]	Alcon Finance Corp.	2.750%	9/23/26	650	631
[9]	American Medical Systems Europe BV	3.375%	3/8/29	500	566
	Amgen Inc.	2.200%	2/21/27	1,658	1,587
	Amgen Inc.	3.200%	11/2/27	363	353
	Amgen Inc.	5.150%	3/2/28	6,680	6,881
	Astrazeneca Finance LLC	4.800%	2/26/27	461	470
	Astrazeneca Finance LLC	4.875%	3/3/28	1,735	1,783
	Astrazeneca Finance LLC	1.750%	5/28/28	330	305
	Astrazeneca Finance LLC	4.850%	2/26/29	2,815	2,902
	Baxter International Inc.	1.915%	2/1/27	7,125	6,747
	Baxter International Inc.	2.272%	12/1/28	2,455	2,259
	Becton Dickinson & Co.	3.700%	6/6/27	2,870	2,835
	Becton Dickinson & Co.	4.693%	2/13/28	755	764
	Becton Dickinson & Co.	4.874%	2/8/29	1,550	1,583
	Becton Dickinson & Co.	5.081%	6/7/29	945	976
[9]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	400	455
	Bristol-Myers Squibb Co.	4.950%	2/20/26	480	486
	Bristol-Myers Squibb Co.	4.900%	2/22/27	645	659
	Bristol-Myers Squibb Co.	3.900%	2/20/28	2,145	2,136
	Bristol-Myers Squibb Co.	4.900%	2/22/29	1,070	1,106
	Cardinal Health Inc.	3.410%	6/15/27	40	39
	Cardinal Health Inc.	5.125%	2/15/29	1,500	1,543
[4]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	230	226
	Cencora Inc.	3.450%	12/15/27	608	595
	Centene Corp.	4.250%	12/15/27	270	265
	Centene Corp.	2.450%	7/15/28	735	677
[4]	CHS/Community Health Systems Inc.	5.625%	3/15/27	40	39
[4]	CHS/Community Health Systems Inc.	10.875%	1/15/32	140	154
	Cigna Group	1.250%	3/15/26	291	279
	Cigna Group	3.400%	3/1/27	2,000	1,963
	Cigna Group	4.375%	10/15/28	1,190	1,195
	CommonSpirit Health	1.547%	10/1/25	1,075	1,037
[4]	CSL Finance plc	3.850%	4/27/27	320	316
	CVS Health Corp.	5.000%	2/20/26	1,745	1,757
	CVS Health Corp.	2.875%	6/1/26	3,870	3,779
	CVS Health Corp.	3.000%	8/15/26	1,500	1,465
	CVS Health Corp.	3.625%	4/1/27	4,105	4,048
	CVS Health Corp.	1.300%	8/21/27	1,832	1,684
	CVS Health Corp.	4.300%	3/25/28	4,298	4,285
	CVS Health Corp.	5.000%	1/30/29	1,300	1,327
	CVS Health Corp.	5.400%	6/1/29	2,190	2,272
	CVS Health Corp.	3.250%	8/15/29	2,105	1,989
	Elevance Health Inc.	5.350%	10/15/25	400	403
	Elevance Health Inc.	1.500%	3/15/26	1,605	1,544
	Elevance Health Inc.	4.101%	3/1/28	1,360	1,354
	Elevance Health Inc.	5.150%	6/15/29	900	934
	Elevance Health Inc.	2.875%	9/15/29	280	263
	Eli Lilly & Co.	4.500%	2/9/29	555	568
[4]	Endo Finance Holdings Inc.	8.500%	4/15/31	15	16
	GE HealthCare Technologies Inc.	5.600%	11/15/25	4,855	4,907
	GE HealthCare Technologies Inc.	5.650%	11/15/27	4,425	4,600
	GE HealthCare Technologies Inc.	4.800%	8/14/29	595	606
	Gilead Sciences Inc.	3.650%	3/1/26	3,120	3,095

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	2.950%	3/1/27	260	254
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,840	1,831
	HCA Inc.	5.875%	2/15/26	375	379
	HCA Inc.	5.250%	6/15/26	2,520	2,538
	HCA Inc.	4.500%	2/15/27	2,423	2,426
	HCA Inc.	3.125%	3/15/27	565	549
[4]	Highmark Inc.	1.450%	5/10/26	1,460	1,386
	Humana Inc.	1.350%	2/3/27	250	234
	Humana Inc.	5.750%	3/1/28	1,935	2,019
	Illumina Inc.	4.650%	9/9/26	1,540	1,550
	McKesson Corp.	0.900%	12/3/25	1,000	962
	McKesson Corp.	1.300%	8/15/26	1,650	1,569
	McKesson Corp.	3.950%	2/16/28	966	961
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	20	21
	Merck & Co. Inc.	1.700%	6/10/27	870	824
	Merck & Co. Inc.	1.900%	12/10/28	241	222
	Novartis Capital Corp.	3.800%	9/18/29	2,015	2,000
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	30	29
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/31	5	5
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	9,659	9,720
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	12,935	13,126
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	280	271
	Quest Diagnostics Inc.	3.450%	6/1/26	100	99
	Quest Diagnostics Inc.	4.600%	12/15/27	770	780
	Quest Diagnostics Inc.	4.200%	6/30/29	425	423
	Revvity Inc.	3.300%	9/15/29	605	571
[4]	Roche Holdings Inc.	2.314%	3/10/27	749	722
[4]	Roche Holdings Inc.	4.790%	3/8/29	4,150	4,272
	Royalty Pharma plc	1.750%	9/2/27	1,000	932
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	114	112
[4]	Star Parent Inc.	9.000%	10/1/30	57	61
	Stryker Corp.	3.650%	3/7/28	31	31
[9]	Stryker Corp.	3.375%	12/11/28	600	679
	Stryker Corp.	4.250%	9/11/29	2,050	2,054
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	333	341
	Tenet Healthcare Corp.	4.250%	6/1/29	38	37
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	365	351
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	20	20
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15	15
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	1,216	1,247
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	520	539
	UnitedHealth Group Inc.	3.875%	12/15/28	360	358
	UnitedHealth Group Inc.	4.250%	1/15/29	1,020	1,028
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,995	1,975
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	2,420	2,381
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	1,345	1,396
	Zoetis Inc.	4.500%	11/13/25	1,200	1,201
	Zoetis Inc.	5.400%	11/14/25	935	944
	Zoetis Inc.	3.000%	9/12/27	790	766
					195,152
Industrials (5.8%)
[4]	Air Canada	3.875%	8/15/26	50	49
	Allegion plc	3.500%	10/1/29	522	498
	Amphenol Corp.	4.750%	3/30/26	430	433
[12]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	880	567
[4]	BAE Systems plc	5.000%	3/26/27	1,190	1,209
[4]	BAE Systems plc	5.125%	3/26/29	1,910	1,965
	Boeing Co.	4.875%	5/1/25	7,340	7,315
	Boeing Co.	2.750%	2/1/26	5,400	5,243
	Boeing Co.	2.196%	2/4/26	16,179	15,589
	Boeing Co.	5.040%	5/1/27	295	296
[4]	Boeing Co.	6.259%	5/1/27	910	940
	Boeing Co.	3.250%	2/1/28	1,185	1,123
[4]	Boeing Co.	6.298%	5/1/29	2,400	2,525
[4]	Brink's Co.	6.500%	6/15/29	15	16
[12]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	90	62
[12]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/30	310	208
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,090	1,037
	Canadian Pacific Railway Co.	4.000%	6/1/28	1,135	1,129

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNH Industrial Capital LLC	1.875%	1/15/26	2,487	2,406
	CNH Industrial Capital LLC	1.450%	7/15/26	1,630	1,550
	CNH Industrial Capital LLC	4.550%	4/10/28	700	704
	CNH Industrial Capital LLC	5.500%	1/12/29	930	969
	CSX Corp.	3.800%	3/1/28	548	544
	Cummins Inc.	4.900%	2/20/29	670	692
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	530	542
[4]	Daimler Truck Finance North America LLC	5.400%	9/20/28	1,050	1,088
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	3,365	3,359
[9]	Deutsche Lufthansa AG	2.875%	5/16/27	600	661
	Dover Corp.	3.150%	11/15/25	210	207
	Emerson Electric Co.	1.800%	10/15/27	500	469
	FedEx Corp.	3.400%	2/15/28	544	531
[9]	Fortive Corp.	3.700%	8/15/29	700	793
[4]	Gates Corp.	6.875%	7/1/29	60	62
	General Dynamics Corp.	2.625%	11/15/27	305	294
[4]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	11.000%	4/15/29	250	251
[10]	Heathrow Funding Ltd.	6.750%	12/3/28	285	395
	Hillenbrand Inc.	6.250%	2/15/29	105	107
	Honeywell International Inc.	4.650%	7/30/27	1,415	1,443
	Honeywell International Inc.	4.875%	9/1/29	1,310	1,358
[9]	Honeywell International Inc.	3.375%	3/1/30	600	679
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,179	1,148
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	92	84
	Ingersoll Rand Inc.	5.197%	6/15/27	2,090	2,142
	Ingersoll Rand Inc.	5.400%	8/14/28	300	312
	Ingersoll Rand Inc.	5.176%	6/15/29	1,280	1,324
[9]	International Consolidated Airlines Group SA	3.750%	3/25/29	200	225
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	45	47
	John Deere Capital Corp.	4.500%	1/8/27	585	592
	John Deere Capital Corp.	2.350%	3/8/27	1,110	1,068
	John Deere Capital Corp.	2.800%	9/8/27	50	48
	John Deere Capital Corp.	4.750%	1/20/28	1,325	1,357
	John Deere Capital Corp.	4.500%	1/16/29	1,620	1,650
	L3Harris Technologies Inc.	3.850%	12/15/26	780	775
	L3Harris Technologies Inc.	5.400%	1/15/27	2,790	2,865
	L3Harris Technologies Inc.	4.400%	6/15/28	23	23
	L3Harris Technologies Inc.	5.050%	6/1/29	1,860	1,916
	Lennox International Inc.	1.700%	8/1/27	200	187
	Lockheed Martin Corp.	4.450%	5/15/28	720	731
	Lockheed Martin Corp.	4.500%	2/15/29	1,360	1,385
[12]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	1,150	758
[4]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	5,510	5,578
[9]	Motability Operations Group plc	3.625%	7/24/29	200	228
[4]	Mueller Water Products Inc.	4.000%	6/15/29	110	105
	Nordson Corp.	4.500%	12/15/29	1,600	1,606
	Norfolk Southern Corp.	2.900%	6/15/26	520	509
	Northrop Grumman Corp.	3.200%	2/1/27	2,650	2,597
	Northrop Grumman Corp.	3.250%	1/15/28	3,838	3,730
	Northrop Grumman Corp.	4.600%	2/1/29	5,294	5,372
	Otis Worldwide Corp.	5.250%	8/16/28	1,315	1,362
[12]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	370	255
	Parker-Hannifin Corp.	3.250%	3/1/27	60	59
	Parker-Hannifin Corp.	4.250%	9/15/27	1,370	1,375
	Parker-Hannifin Corp.	3.250%	6/14/29	1,430	1,373
[12]	Qantas Airways Ltd.	4.750%	10/12/26	400	275
[12]	Qantas Airways Ltd.	3.150%	9/27/28	350	225
	Regal Rexnord Corp.	6.050%	4/15/28	465	483
	Republic Services Inc.	0.875%	11/15/25	500	481
	Republic Services Inc.	2.900%	7/1/26	140	137
	Republic Services Inc.	3.375%	11/15/27	875	857
	Republic Services Inc.	4.875%	4/1/29	910	936
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	35	34
[4]	Rolls-Royce plc	3.625%	10/14/25	65	64
	RTX Corp.	5.000%	2/27/26	960	970
	RTX Corp.	2.650%	11/1/26	1,510	1,466
	RTX Corp.	5.750%	11/8/26	3,670	3,785
	RTX Corp.	3.500%	3/15/27	1,349	1,329
	RTX Corp.	3.125%	5/4/27	985	961
	RTX Corp.	4.125%	11/16/28	125	125

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	5.750%	1/15/29	780	826
	Ryder System Inc.	1.750%	9/1/26	710	676
	Ryder System Inc.	2.850%	3/1/27	1,167	1,128
	Ryder System Inc.	5.300%	3/15/27	830	849
	Ryder System Inc.	5.650%	3/1/28	350	365
	Ryder System Inc.	5.250%	6/1/28	735	758
	Ryder System Inc.	6.300%	12/1/28	2,450	2,632
	Ryder System Inc.	5.375%	3/15/29	1,310	1,359
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	600	556
	Southwest Airlines Co.	3.000%	11/15/26	200	194
	Southwest Airlines Co.	5.125%	6/15/27	2,331	2,371
	Southwest Airlines Co.	3.450%	11/16/27	541	524
[4]	Spirit AeroSystems Inc.	9.750%	11/15/30	120	134
	Stanley Black & Decker Inc.	3.400%	3/1/26	630	622
[4]	TransDigm Inc.	6.750%	8/15/28	65	67
[4]	TransDigm Inc.	6.375%	3/1/29	295	304
[4]	TransDigm Inc.	6.000%	1/15/33	25	25
[9]	Traton Finance Luxembourg SA	4.125%	11/22/25	600	673
[4]	Triumph Group Inc.	9.000%	3/15/28	71	74
	Tyco Electronics Group SA	4.500%	2/13/26	998	1,003
	Tyco Electronics Group SA	3.125%	8/15/27	1,025	1,000
	Union Pacific Corp.	3.000%	4/15/27	615	601
[5]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	70	72
[5]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	136	134
[4]	United Airlines Inc.	4.375%	4/15/26	67	66
	Veralto Corp.	5.500%	9/18/26	1,430	1,461
	Veralto Corp.	5.350%	9/18/28	410	427
	Waste Management Inc.	3.150%	11/15/27	810	791
	Waste Management Inc.	1.150%	3/15/28	100	91
[4]	Watco Cos. LLC / Watco Finance Corp.	7.125%	8/1/32	20	21
[4]	WESCO Distribution Inc.	6.375%	3/15/29	100	103
					134,129
Materials (2.1%)
	Air Products and Chemicals Inc.	4.600%	2/8/29	385	394
[4]	Anglo American Capital plc	4.500%	3/15/28	214	213
	ArcelorMittal SA	4.550%	3/11/26	475	475
	ArcelorMittal SA	6.550%	11/29/27	131	139
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	85	76
	Avery Dennison Corp.	4.875%	12/6/28	577	588
[4]	Avient Corp.	6.250%	11/1/31	15	15
	Berry Global Inc.	1.570%	1/15/26	4,117	3,963
[4]	Berry Global Inc.	4.500%	2/15/26	75	74
[4]	Berry Global Inc.	4.875%	7/15/26	214	213
	Berry Global Inc.	1.650%	1/15/27	1,075	1,009
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	1,685	1,701
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	4,570	4,663
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	1,500	1,551
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	133	135
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/25	15	15
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	55	51
	Celanese US Holdings LLC	6.350%	11/15/28	940	993
[4]	Chemours Co.	5.750%	11/15/28	110	104
[4]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	1,200	1,178
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	470	457
	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	700	648
	Dow Chemical Co.	4.550%	11/30/25	790	790
	DuPont de Nemours Inc.	4.493%	11/15/25	2,090	2,086
	Eastman Chemical Co.	4.500%	12/1/28	302	304
	Eastman Chemical Co.	5.000%	8/1/29	1,135	1,161
[4]	Element Solutions Inc.	3.875%	9/1/28	145	138
	FMC Corp.	5.150%	5/18/26	715	722
	FMC Corp.	3.200%	10/1/26	400	390
	Freeport Indonesia PT	4.763%	4/14/27	890	894
	Freeport-McMoRan Inc.	4.375%	8/1/28	650	645
[4]	Georgia-Pacific LLC	0.950%	5/15/26	2,940	2,795
[4]	Georgia-Pacific LLC	2.100%	4/30/27	1,770	1,685
[4]	Graphic Packaging International LLC	4.750%	7/15/27	65	64
[4]	Graphic Packaging International LLC	3.500%	3/15/28	20	19
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	45	45

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	700	698
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	85	82
	LYB International Finance III LLC	1.250%	10/1/25	1,809	1,748
	Mosaic Co.	5.375%	11/15/28	570	591
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.300%	3/15/26	3,040	3,078
[4]	NOVA Chemicals Corp.	9.000%	2/15/30	140	152
	Nucor Corp.	4.300%	5/23/27	500	504
	Nutrien Ltd.	5.950%	11/7/25	605	615
	Nutrien Ltd.	5.200%	6/21/27	1,515	1,554
	Nutrien Ltd.	4.900%	3/27/28	1,845	1,882
	Nutrien Ltd.	4.200%	4/1/29	565	563
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	120	128
[4]	Olympus Water US Holding Corp.	7.250%	6/15/31	85	88
	Owens Corning	5.500%	6/15/27	730	754
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	95	96
	PPG Industries Inc.	1.200%	3/15/26	935	894
	RPM International Inc.	3.750%	3/15/27	1,360	1,341
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	215	219
	Sherwin-Williams Co.	4.550%	3/1/28	675	683
[4]	SNF Group SACA	3.125%	3/15/27	360	342
[4]	SNF Group SACA	3.375%	3/15/30	105	95
	Suzano Austria GmbH	6.000%	1/15/29	1,855	1,919
	Westlake Corp.	3.600%	8/15/26	67	66
	WRKCo Inc.	3.375%	9/15/27	600	585
	WRKCo Inc.	4.000%	3/15/28	300	296
[4]	Yara International ASA	4.750%	6/1/28	218	217
					49,583
Real Estate (3.3%)
[10]	Akelius Residential Property AB	2.375%	8/15/25	800	1,039
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	330	329
	American Tower Corp.	4.400%	2/15/26	96	96
	American Tower Corp.	1.600%	4/15/26	2,920	2,799
	American Tower Corp.	1.450%	9/15/26	1,330	1,259
	American Tower Corp.	3.375%	10/15/26	1,040	1,022
[9]	American Tower Corp.	0.450%	1/15/27	563	592
	American Tower Corp.	2.750%	1/15/27	1,178	1,138
[9]	American Tower Corp.	0.400%	2/15/27	256	269
	American Tower Corp.	3.550%	7/15/27	575	563
	American Tower Corp.	3.600%	1/15/28	284	277
	American Tower Corp.	5.800%	11/15/28	510	536
	American Tower Corp.	3.950%	3/15/29	1,150	1,127
[9]	Aroundtown SA	0.000%	7/16/26	100	104
[9]	Aroundtown SA	0.375%	4/15/27	200	204
[9]	Aroundtown SA	1.450%	7/9/28	100	101
[9]	Aroundtown SA	4.800%	7/16/29	100	112
	AvalonBay Communities Inc.	2.950%	5/11/26	600	589
	AvalonBay Communities Inc.	2.900%	10/15/26	200	195
	AvalonBay Communities Inc.	1.900%	12/1/28	39	36
[9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	600	635
[9]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	200	211
[9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	200	203
[9]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	100	110
	Boston Properties LP	2.750%	10/1/26	492	474
	Boston Properties LP	6.750%	12/1/27	500	529
	Boston Properties LP	4.500%	12/1/28	180	177
	Brixmor Operating Partnership LP	3.900%	3/15/27	335	330
	Brixmor Operating Partnership LP	2.250%	4/1/28	240	221
	Brixmor Operating Partnership LP	4.125%	5/15/29	296	290
	Camden Property Trust	5.850%	11/3/26	1,060	1,097
	Camden Property Trust	3.150%	7/1/29	500	477
	COPT Defense Properties LP	2.250%	3/15/26	2,263	2,185
	COPT Defense Properties LP	2.000%	1/15/29	137	122
	Crown Castle Inc.	4.450%	2/15/26	1,530	1,530
	Crown Castle Inc.	3.700%	6/15/26	2,200	2,174
	Crown Castle Inc.	1.050%	7/15/26	2,085	1,967
	Crown Castle Inc.	4.000%	3/1/27	210	208
	Crown Castle Inc.	2.900%	3/15/27	1,070	1,035
	Crown Castle Inc.	3.650%	9/1/27	48	47
	Crown Castle Inc.	5.000%	1/11/28	1,950	1,984

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	3.800%	2/15/28	330	324
	CubeSmart LP	4.000%	11/15/25	240	238
	CubeSmart LP	3.125%	9/1/26	95	93
	CubeSmart LP	2.250%	12/15/28	890	819
	CubeSmart LP	4.375%	2/15/29	484	481
	Digital Realty Trust LP	3.700%	8/15/27	575	567
	Digital Realty Trust LP	5.550%	1/15/28	1,730	1,790
	Digital Realty Trust LP	4.450%	7/15/28	175	175
	Digital Realty Trust LP	3.600%	7/1/29	1,525	1,474
	DOC DR LLC	4.300%	3/15/27	490	489
	Equinix Inc.	1.450%	5/15/26	290	277
	Equinix Inc.	2.900%	11/18/26	680	662
	Equinix Inc.	1.800%	7/15/27	650	610
	Equinix Inc.	2.000%	5/15/28	400	369
	ERP Operating LP	2.850%	11/1/26	246	240
	ERP Operating LP	4.150%	12/1/28	111	111
	Essex Portfolio LP	3.625%	5/1/27	360	354
	Essex Portfolio LP	1.700%	3/1/28	300	275
	Extra Space Storage LP	5.700%	4/1/28	1,330	1,385
	Extra Space Storage LP	4.000%	6/15/29	240	235
	Federal Realty OP LP	1.250%	2/15/26	510	488
	Federal Realty OP LP	3.250%	7/15/27	323	313
	Federal Realty OP LP	3.200%	6/15/29	310	293
[9]	Grand City Properties SA	0.125%	1/11/28	600	596
	Healthcare Realty Holdings LP	3.750%	7/1/27	695	680
	Healthpeak OP LLC	1.350%	2/1/27	700	655
[9]	Heimstaden Bostad AB	1.125%	1/21/26	500	532
	Highwoods Realty LP	3.875%	3/1/27	762	745
	Highwoods Realty LP	4.125%	3/15/28	340	330
	Highwoods Realty LP	4.200%	4/15/29	390	377
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	262	240
	Kilroy Realty LP	4.375%	10/1/25	190	189
	Kilroy Realty LP	4.750%	12/15/28	1,374	1,364
	Kimco Realty OP LLC	2.800%	10/1/26	210	204
	Kimco Realty OP LLC	3.800%	4/1/27	316	312
	Mid-America Apartments LP	4.000%	11/15/25	300	299
	Mid-America Apartments LP	1.100%	9/15/26	1,045	986
	Mid-America Apartments LP	3.600%	6/1/27	106	105
	Mid-America Apartments LP	3.950%	3/15/29	716	708
	NNN REIT Inc.	4.000%	11/15/25	615	611
	NNN REIT Inc.	4.300%	10/15/28	60	60
	Omega Healthcare Investors Inc.	5.250%	1/15/26	1,080	1,084
	Omega Healthcare Investors Inc.	4.500%	4/1/27	150	149
	Omega Healthcare Investors Inc.	4.750%	1/15/28	380	379
	Omega Healthcare Investors Inc.	3.625%	10/1/29	170	160
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	198
[4]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	45	47
[4,8]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/29	35	35
	Piedmont Operating Partnership LP	6.875%	7/15/29	590	620
[9]	Prologis International Funding II SA	3.625%	3/7/30	200	225
	Prologis LP	3.250%	6/30/26	430	424
	Prologis LP	2.125%	4/15/27	580	553
	Prologis LP	3.375%	12/15/27	400	392
	Prologis LP	4.875%	6/15/28	1,480	1,517
	Prologis LP	3.875%	9/15/28	13	13
	Public Storage Operating Co.	1.500%	11/9/26	575	546
	Public Storage Operating Co.	1.850%	5/1/28	1,130	1,046
	Public Storage Operating Co.	5.125%	1/15/29	640	668
	Realty Income Corp.	4.625%	11/1/25	1,993	1,999
	Realty Income Corp.	0.750%	3/15/26	292	277
	Realty Income Corp.	4.875%	6/1/26	3,480	3,509
	Realty Income Corp.	4.125%	10/15/26	1,646	1,644
[10]	Realty Income Corp.	1.875%	1/14/27	182	226
	Realty Income Corp.	3.000%	1/15/27	480	467
	Realty Income Corp.	3.200%	1/15/27	205	200
[10]	Realty Income Corp.	1.125%	7/13/27	400	482
	Realty Income Corp.	2.200%	6/15/28	280	260
	Realty Income Corp.	4.750%	2/15/29	1,160	1,182
	Realty Income Corp.	4.000%	7/15/29	380	374
[10]	Realty Income Corp.	5.000%	10/15/29	300	398

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Realty Income Corp.	4.875%	7/6/30	319	378
	Regency Centers LP	3.600%	2/1/27	50	49
	Sabra Health Care LP	5.125%	8/15/26	758	763
	Simon Property Group LP	3.250%	11/30/26	800	786
	Simon Property Group LP	1.375%	1/15/27	1,050	988
	Store Capital LLC	4.500%	3/15/28	180	177
	Sun Communities Operating LP	2.300%	11/1/28	100	91
	Sun Communities Operating LP	5.500%	1/15/29	1,130	1,163
	UDR Inc.	2.950%	9/1/26	400	388
	Ventas Realty LP	3.250%	10/15/26	765	747
[9]	Vonovia SE	1.875%	6/28/28	100	106
[9]	Vonovia SE	0.250%	9/1/28	300	297
	Welltower OP LLC	4.250%	4/1/26	195	195
	Welltower OP LLC	2.050%	1/15/29	1,390	1,268
	Welltower OP LLC	4.125%	3/15/29	255	253
	Weyerhaeuser Co.	6.950%	10/1/27	151	162
					76,333
Technology (4.8%)
	Applied Materials Inc.	4.800%	6/15/29	1,440	1,484
	Atlassian Corp.	5.250%	5/15/29	920	951
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	2,910	2,890
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	350	342
	Broadcom Inc.	3.150%	11/15/25	1,560	1,539
	Broadcom Inc.	3.459%	9/15/26	917	905
	Broadcom Inc.	5.050%	7/12/27	2,865	2,927
[4]	Broadcom Inc.	1.950%	2/15/28	702	651
[8]	Broadcom Inc.	4.150%	2/15/28	1,850	1,848
	Broadcom Inc.	4.110%	9/15/28	2,170	2,164
	Broadcom Inc.	4.750%	4/15/29	890	904
	Broadcom Inc.	5.050%	7/12/29	2,865	2,950
[8]	Broadcom Inc.	4.350%	2/15/30	2,110	2,106
	Cadence Design Systems Inc.	4.200%	9/10/27	1,110	1,116
	Cadence Design Systems Inc.	4.300%	9/10/29	2,220	2,227
[4]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/29	65	66
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	15	16
	Cisco Systems Inc.	4.800%	2/26/27	2,705	2,765
	Cisco Systems Inc.	4.850%	2/26/29	4,340	4,487
[4]	Cloud Software Group Inc.	6.500%	3/31/29	110	109
[4]	Cloud Software Group Inc.	8.250%	6/30/32	130	136
	Cotiviti Corp.	7.625%	4/30/31	245	246
	Dell International LLC / EMC Corp.	6.020%	6/15/26	4,807	4,924
	Dell International LLC / EMC Corp.	4.900%	10/1/26	1,500	1,516
	Dell International LLC / EMC Corp.	6.100%	7/15/27	310	325
	Dell International LLC / EMC Corp.	5.250%	2/1/28	3,245	3,351
	Dell International LLC / EMC Corp.	5.300%	10/1/29	460	479
	DXC Technology Co.	1.800%	9/15/26	1,330	1,261
	DXC Technology Co.	2.375%	9/15/28	940	852
[4]	Entegris Inc.	4.750%	4/15/29	120	118
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	2,800	2,806
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	675	676
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	2,480	2,472
	HP Inc.	1.450%	6/17/26	74	71
	HP Inc.	3.000%	6/17/27	650	630
	HP Inc.	4.750%	1/15/28	83	84
	Intel Corp.	4.875%	2/10/26	382	384
	Intel Corp.	3.750%	3/25/27	150	147
	Intel Corp.	3.750%	8/5/27	3,860	3,782
	Intel Corp.	4.875%	2/10/28	2,479	2,504
	International Business Machines Corp.	3.300%	5/15/26	4,565	4,506
	International Business Machines Corp.	4.500%	2/6/28	440	446
	International Business Machines Corp.	3.500%	5/15/29	750	728
	Juniper Networks Inc.	1.200%	12/10/25	690	661
	NXP BV / NXP Funding LLC	5.350%	3/1/26	520	525
	NXP BV / NXP Funding LLC	5.550%	12/1/28	29	30
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	870	872
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	535	532
	Oracle Corp.	5.800%	11/10/25	590	599
	Oracle Corp.	1.650%	3/25/26	5,471	5,259
	Oracle Corp.	2.650%	7/15/26	3,202	3,114

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	2.800%	4/1/27	1,300	1,258
	Oracle Corp.	3.250%	11/15/27	1,150	1,120
	Oracle Corp.	2.300%	3/25/28	450	422
	Oracle Corp.	4.500%	5/6/28	2,360	2,389
	Oracle Corp.	4.200%	9/27/29	8,791	8,773
	Roper Technologies Inc.	3.800%	12/15/26	366	364
	Skyworks Solutions Inc.	1.800%	6/1/26	7,875	7,530
[4]	SS&C Technologies Inc.	5.500%	9/30/27	80	80
	Teledyne Technologies Inc.	1.600%	4/1/26	2,650	2,540
	Teledyne Technologies Inc.	2.250%	4/1/28	677	632
	Texas Instruments Inc.	4.600%	2/8/29	950	975
[4]	UKG Inc.	6.875%	2/1/31	65	67
	VMware LLC	1.400%	8/15/26	3,296	3,125
	VMware LLC	4.650%	5/15/27	138	139
	VMware LLC	3.900%	8/21/27	635	628
	VMware LLC	1.800%	8/15/28	2,767	2,517
	Western Digital Corp.	2.850%	2/1/29	150	137
	Workday Inc.	3.500%	4/1/27	1,350	1,329
	Workday Inc.	3.700%	4/1/29	377	368
					110,876
Utilities (6.0%)
	AEP Texas Inc.	5.450%	5/15/29	1,060	1,106
	AEP Transmission Co. LLC	3.100%	12/1/26	580	567
	AES Corp.	5.450%	6/1/28	1,080	1,112
[6,12]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.462%	1/8/26	500	345
	Alabama Power Co.	3.750%	9/1/27	1,900	1,892
[4]	Alliant Energy Finance LLC	5.400%	6/6/27	560	574
[4]	Alpha Generation LLC	6.750%	10/15/32	15	15
	Ameren Corp.	3.650%	2/15/26	260	257
	Ameren Corp.	5.700%	12/1/26	3,980	4,092
	Ameren Corp.	1.950%	3/15/27	1,084	1,027
	Ameren Corp.	1.750%	3/15/28	690	634
	Ameren Corp.	5.000%	1/15/29	4,990	5,111
	American Electric Power Co. Inc.	1.000%	11/1/25	325	313
	American Electric Power Co. Inc.	5.750%	11/1/27	916	958
	American Electric Power Co. Inc.	5.200%	1/15/29	1,130	1,167
[12]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	920	595
[12]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	380	256
[4]	Calpine Corp.	4.500%	2/15/28	65	63
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	800	831
	CenterPoint Energy Inc.	1.450%	6/1/26	2,010	1,917
	CenterPoint Energy Inc.	5.250%	8/10/26	1,740	1,769
	CenterPoint Energy Inc.	5.400%	6/1/29	2,054	2,133
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	360	372
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	230	226
	Colbun SA	3.950%	10/11/27	200	195
[4]	Comision Federal de Electricidad	5.700%	1/24/30	2,710	2,712
	Consumers Energy Co.	4.650%	3/1/28	2,550	2,593
	Consumers Energy Co.	4.600%	5/30/29	1,263	1,288
	Dominion Energy Inc.	1.450%	4/15/26	1,188	1,138
	Dominion Energy Inc.	2.850%	8/15/26	500	487
	Dominion Energy Inc.	4.250%	6/1/28	64	64
	DTE Energy Co.	2.850%	10/1/26	1,540	1,499
	DTE Energy Co.	4.950%	7/1/27	1,530	1,556
	DTE Energy Co.	4.875%	6/1/28	610	623
	DTE Energy Co.	5.100%	3/1/29	1,800	1,854
	DTE Energy Co.	3.400%	6/15/29	905	866
	Duke Energy Carolinas LLC	6.000%	12/1/28	8	9
	Duke Energy Corp.	5.000%	12/8/25	870	876
	Duke Energy Corp.	2.650%	9/1/26	709	690
	Duke Energy Corp.	4.850%	1/5/27	1,370	1,393
	Duke Energy Corp.	3.150%	8/15/27	21	20
	Duke Energy Corp.	5.000%	12/8/27	700	717
	Duke Energy Corp.	4.300%	3/15/28	1,095	1,096
	Duke Energy Corp.	3.400%	6/15/29	530	509
[4]	Electricite de France SA	5.700%	5/23/28	310	323
[4]	Electricite de France SA	4.500%	9/21/28	200	200
[9]	Elia Transmission Belgium SA	3.000%	4/7/29	200	222
	Entergy Arkansas LLC	3.500%	4/1/26	272	270

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Corp.	2.950%	9/1/26	3,470	3,388
	Entergy Corp.	1.900%	6/15/28	430	395
	Entergy Louisiana LLC	2.400%	10/1/26	1,200	1,161
	Essential Utilities Inc.	4.800%	8/15/27	770	780
	Evergy Kansas Central Inc.	2.550%	7/1/26	647	630
	Eversource Energy	4.750%	5/15/26	1,400	1,409
	Eversource Energy	1.400%	8/15/26	710	672
	Eversource Energy	2.900%	3/1/27	1,658	1,605
	Eversource Energy	4.600%	7/1/27	1,100	1,107
	Eversource Energy	5.450%	3/1/28	1,670	1,731
	Exelon Corp.	3.400%	4/15/26	500	494
	Exelon Corp.	2.750%	3/15/27	1,404	1,359
	Exelon Corp.	5.150%	3/15/28	2,700	2,774
	Exelon Corp.	5.150%	3/15/29	940	974
	FirstEnergy Corp.	1.600%	1/15/26	370	356
	FirstEnergy Corp.	3.900%	7/15/27	115	114
[4]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	290	292
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	540	553
	Georgia Power Co.	5.004%	2/23/27	550	562
	Georgia Power Co.	4.650%	5/16/28	3,490	3,555
	ITC Holdings Corp.	3.250%	6/30/26	300	294
[4]	ITC Holdings Corp.	4.950%	9/22/27	765	776
	ITC Holdings Corp.	3.350%	11/15/27	886	863
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	350	347
	National Fuel Gas Co.	5.500%	1/15/26	295	298
	National Fuel Gas Co.	5.500%	10/1/26	725	740
[9]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	700	792
[10]	National Grid Electricity Distribution plc	3.500%	10/16/26	332	433
	National Grid plc	5.602%	6/12/28	1,020	1,065
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	237	232
[12]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	1,270	803
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	1,840	1,859
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	870	826
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,000	1,015
[4]	NextEra Energy Operating Partners LP	3.875%	10/15/26	5	5
	NiSource Inc.	5.250%	3/30/28	1,330	1,370
	NiSource Inc.	5.200%	7/1/29	1,360	1,408
	NRG Energy Inc.	6.625%	1/15/27	47	47
	NSTAR Electric Co.	3.250%	11/15/25	290	286
	NSTAR Electric Co.	3.200%	5/15/27	1,375	1,345
	OGE Energy Corp.	5.450%	5/15/29	500	521
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	292	282
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	1,790	1,800
	Pacific Gas and Electric Co.	3.150%	1/1/26	4,112	4,035
	Pacific Gas and Electric Co.	2.100%	8/1/27	586	549
	Pacific Gas and Electric Co.	5.550%	5/15/29	2,590	2,690
	PacifiCorp	5.100%	2/15/29	537	555
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	180	174
	PG&E Recovery Funding LLC	5.045%	7/15/34	740	761
	Public Service Enterprise Group Inc.	5.850%	11/15/27	2,440	2,556
	Public Service Enterprise Group Inc.	5.875%	10/15/28	2,240	2,363
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,400	1,451
[4]	Rayburn Country Securitization LLC	2.307%	12/1/32	245	229
	Southern California Edison Co.	1.200%	2/1/26	200	192
	Southern California Edison Co.	5.350%	3/1/26	220	223
	Southern California Edison Co.	4.400%	9/6/26	1,650	1,663
	Southern California Edison Co.	4.875%	2/1/27	1,920	1,951
	Southern California Edison Co.	5.300%	3/1/28	760	786
	Southern California Edison Co.	5.650%	10/1/28	830	873
	Southern California Gas Co.	2.600%	6/15/26	680	664
	Southern California Gas Co.	2.950%	4/15/27	825	803
	Southern Co.	5.150%	10/6/25	530	534
	Southern Co.	3.250%	7/1/26	350	344
	Southern Co.	5.113%	8/1/27	1,925	1,969
	Southern Co.	1.750%	3/15/28	30	28
	Southern Co.	4.850%	6/15/28	2,060	2,110
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	150	148
	Southern Power Co.	0.900%	1/15/26	300	287
	Southwestern Electric Power Co.	1.650%	3/15/26	1,230	1,186
	Southwestern Electric Power Co.	4.100%	9/15/28	640	635

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa Electric Co.	4.900%	3/1/29	1,170	1,199
	Union Electric Co.	2.950%	6/15/27	535	520
[12]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/28	600	378
	Virginia Electric and Power Co.	3.150%	1/15/26	680	672
	Virginia Electric and Power Co.	2.950%	11/15/26	1,630	1,594
	Virginia Electric and Power Co.	3.500%	3/15/27	800	790
	Virginia Electric and Power Co.	3.750%	5/15/27	800	794
	Virginia Electric and Power Co.	3.800%	4/1/28	540	535
[4]	Vistra Operations Co. LLC	5.500%	9/1/26	220	220
	WEC Energy Group Inc.	4.750%	1/9/26	4,890	4,912
	WEC Energy Group Inc.	5.150%	10/1/27	1,045	1,073
	WEC Energy Group Inc.	1.375%	10/15/27	810	745
	WEC Energy Group Inc.	4.750%	1/15/28	1,680	1,707
	Xcel Energy Inc.	3.350%	12/1/26	735	720
	Xcel Energy Inc.	1.750%	3/15/27	1,175	1,107
	Xcel Energy Inc.	4.000%	6/15/28	1,320	1,303
[10]	Yorkshire Water Finance plc	1.750%	11/26/26	200	246
					138,124
Total Corporate Bonds (Cost $1,848,195)					1,868,632
Floating Rate Loan Interests (0.3%)
[6]	1011778 B.C. Unlimited Liability Co. Term Loan B-6, TSFR1M + 1.750%	6.595%	9/20/30	95	94
[6]	Alpha Generation LLC Term Loan B, TSFR1M + 2.750%	7.595%	9/19/31	70	70
[6,15]	Alterra Mountain Co.	—%	5/31/30	35	35
[6]	Alterra Mountain Co. Term Loan B-5, TSFR1M + 3.500%	8.345%	5/31/30	40	40
[6]	Amentum Government Services Holdings LLC Term Loan B, TSFR3M + 2.250%	7.105%	7/30/31	100	100
[6]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.294%	4/20/28	214	220
[6]	AmWINS Group Inc. Term Loan B, TSFR1M + 2.250%	7.210%	2/19/28	20	20
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.195%	8/19/28	74	73
[6]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	8.270%	5/10/27	213	212
[6]	Boost Newco Borrower LLC Term Loan B, TSFR3M + 2.500%	7.104%	1/31/31	35	35
[6]	Chemours Co. Term Loan B, TSFR1M + 3.500%	8.345%	8/18/28	208	207
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	7.345%	5/6/30	90	90
[6]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.000%	8.604%	3/30/29	15	15
[6]	Cotiviti Corp.Term Loan, TSFR1M + 3.250%	8.451%	5/1/31	15	15
[6]	Emrld Borrower LP Term Loan B, TSFR3M + 2.500%	7.557%	8/4/31	120	120
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan B, TSFR3M + 4.500%	9.783%	4/23/31	290	290
[6]	Frontier Communications Corp. Term Loan B, TSFR3M + 3.500%	8.832%	7/1/31	30	30
[6]	Genesee & Wyoming Inc. Term Loan B, TSFR3M + 2.000%	6.604%	4/10/31	95	95
[6]	Grant Thornton Advisors LLC Term Loan B, TSFR1M + 3.250%	8.095%	6/2/31	130	130
[6]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.500%	8.345%	2/15/31	80	80
[6]	HUB International Ltd. Term Loan B, TSFR3M + 3.000%	8.225%	6/20/30	75	74
[6]	LifePoint Health Inc. Term Loan B, TSFR1M + 4.000%	8.965%	5/17/31	150	149
[6]	McAfee LLC Term Loan B, TSFR1M + 3.250%	8.451%	3/1/29	39	39
[6]	Medline Borrower LP Term Loan B, TSFR1M + 2.750%	7.595%	10/23/28	142	142
[6]	MI Windows and Doors LLC Term Loan B-2, TSFR1M + 3.500%	8.345%	3/28/31	25	25
[6]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750%	10.102%	3/27/29	49	50
[6]	Reynolds Group Holdings Inc. Term Loan B-3, TSFR1M + 2.500%	7.345%	9/24/28	33	33
[6]	Ryan Specialty Group LLC Term Loan B, TSFR1M + 2.250%	7.095%	9/15/31	35	35
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR3M + 3.000%	8.252%	7/31/31	235	234
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	6.354%	11/5/28	543	546
[6]	Star Parent Inc. Term Loan B, TSFR3M + 3.750%	8.409%	9/27/30	104	101
[6]	TransDigm Inc. Term Loan K, TSFR3M + 2.750%	7.354%	3/22/30	75	75
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.354%	5/6/32	50	51
[6]	UKG Inc. Term Loan B, TSFR3M + 3.250%	8.555%	2/10/31	213	213
[6]	United Airlines Inc. Term Loan B, TSFR3M + 2.750%	8.033%	2/22/31	20	20
[6]	W.R. Grace & Co. Conn. Term Loan B, TSFR3M + 3.250%	7.854%	9/22/28	40	40
[6,15]	Western Digital Corp.	—%	1/7/27	3,080	2,988
Total Floating Rate Loan Interests (Cost $6,809)					6,786
Sovereign Bonds (1.9%)
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	230	226
	Corp. Andina de Fomento	4.750%	4/1/26	704	709
[4]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	50	47
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	800	748
[9]	Crelan SA	5.750%	1/26/28	400	479
	Federative Republic of Brazil	8.750%	2/4/25	629	636
	Fondo MIVIVIENDA SA	4.625%	4/12/27	408	407
	Kingdom of Morocco	2.375%	12/15/27	670	621

Short-Term Investment-Grade Portfolio
			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]		Kingdom of Saudi Arabia	4.750%	1/16/30	2,915	2,964
[4]		Korea Electric Power Corp.	5.375%	7/31/26	1,480	1,507
[4]		Korea National Oil Corp.	4.125%	9/30/27	1,291	1,287
[4]		KSA Sukuk Ltd.	5.250%	6/4/27	8,880	9,114
		KSA Sukuk Ltd.	5.250%	6/4/27	700	718
		Magyar Export-Import Bank Zrt	6.125%	12/4/27	600	616
[9]		MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	590
[9]		Republic of Chile	0.100%	1/26/27	120	125
		Republic of Chile	2.750%	1/31/27	1,000	966
		Republic of Chile	3.240%	2/6/28	240	232
		Republic of Colombia	3.875%	4/25/27	1,995	1,924
		Republic of Colombia	4.500%	3/15/29	1,120	1,061
		Republic of Guatemala	4.875%	2/13/28	200	197
		Republic of Indonesia	3.500%	1/11/28	200	196
[9]		Republic of Korea	0.000%	10/15/26	257	270
		Republic of Paraguay	5.000%	4/15/26	684	686
		Republic of Peru	4.125%	8/25/27	565	561
		Republic of Peru	2.844%	6/20/30	1,325	1,208
		Republic of Peru	2.783%	1/23/31	1,098	980
[9]		Republic of Poland	3.625%	11/29/30	300	347
		Republic of Serbia	6.250%	5/26/28	415	432
		Republic of South Africa	4.300%	10/12/28	579	560
		Republic of Uzbekistan	7.850%	10/12/28	220	233
[4]		Romania	5.250%	11/25/27	733	737
		Romania	5.250%	11/25/27	302	304
[9]		Romania	6.625%	9/27/29	285	347
[9]		Romania	1.375%	12/2/29	112	107
[9]		Romania	2.500%	2/8/30	196	197
[9]		Romania	1.750%	7/13/30	120	114
		Sharjah Sukuk Program Ltd.	3.854%	4/3/26	769	759
[9]		State of Israel	1.500%	1/16/29	130	131
		State of Israel	5.375%	3/12/29	690	700
		State of Israel	2.500%	1/15/30	200	175
		Sultanate of Oman	4.750%	6/15/26	2,375	2,369
		United Mexican States	3.750%	1/11/28	357	348
		United Mexican States	5.400%	2/9/28	200	204
		United Mexican States	4.500%	4/22/29	1,590	1,572
		United Mexican States	5.000%	5/7/29	5,010	5,043
		United Mexican States	3.250%	4/16/30	719	660
		United Mexican States	2.659%	5/24/31	800	688
Total Sovereign Bonds (Cost $44,466)						45,102
Taxable Municipal Bonds (0.1%)
[16]		New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	425	459
		New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	115	113
		State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	815	762
Total Taxable Municipal Bonds (Cost $1,356)						1,334
					Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[17]		Vanguard Market Liquidity Fund (Cost $25,235)	5.014%		252,349	25,235
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	10/16/24	0.500%	46,487	23
	5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	BANA	10/16/24	0.525%	72,200	23

Short-Term Investment-Grade Portfolio
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	10/16/24	0.500%	46,487	24
Total Options Purchased (Cost $204)					70
Total Investments (99.4%) (Cost $2,284,142)					2,308,087
Other Assets and Liabilities—Net (0.6%)					14,203
Net Assets (100%)					2,322,290
Cost is in $000.
1	Securities with a value of $2,868,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $732,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $266,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $187,529,000, representing 8.1% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2024.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Guaranteed by the Republic of Azerbaijan.
12	Face amount denominated in Australian dollars.
13	Non-income-producing security—security in default.
14	Security value determined using significant unobservable inputs.
15	Represents an unsettled loan as of September 30, 2024. The coupon rate is not known until the settlement date.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2024	679	74,610	(124)
10-Year U.S. Treasury Note	December 2024	3	343	(1)
				(125)

Short-Term Investment-Grade Portfolio
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
10-Year Japanese Government Bond	December 2024	(16)	(16,103)	(60)
2-Year U.S. Treasury Note	December 2024	(86)	(17,909)	2
AUD 3-Year Treasury Bond	December 2024	(38)	(2,816)	2
Euro-Bobl	December 2024	(149)	(19,911)	(211)
Euro-Schatz	December 2024	(30)	(3,579)	(16)
Long Gilt	December 2024	(8)	(1,053)	8
Long U.S. Treasury Bond	December 2024	(2)	(248)	1
Ultra 10-Year U.S. Treasury Note	December 2024	(1)	(118)	1
				(273)
				(398)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	11/4/24	EUR	638	USD	711	—	—
Deutsche Bank AG	11/4/24	EUR	202	USD	226	—	—
BNP Paribas	11/4/24	EUR	105	USD	117	—	—
Toronto-Dominion Bank	11/4/24	USD	9,302	AUD	13,788	—	(234)
State Street Bank & Trust Co.	11/4/24	USD	97	AUD	140	—	—
BNP Paribas	11/4/24	USD	32,505	EUR	29,148	10	—
Citibank, N.A.	11/4/24	USD	1,005	EUR	900	1	—
Bank of America, N.A.	11/4/24	USD	218	EUR	196	—	—
State Street Bank & Trust Co.	11/4/24	USD	182	EUR	164	—	—
Standard Chartered Bank	11/4/24	USD	145	EUR	130	1	—
Toronto-Dominion Bank	11/4/24	USD	8,893	GBP	6,735	—	(112)
Toronto-Dominion Bank	11/5/24	USD	353	JPY	49,296	8	—
UBS AG	11/5/24	USD	68	JPY	9,531	1	—
						21	(346)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S42-V1	6/21/29	USD	13,140	5.000	1,027	357
CDX-NA-IG-S43-V1	12/21/29	USD	42,371	1.000	955	(2)
iTraxx Europe-S42-V1	12/21/29	EUR	21,500	1.000	490	(8)
					2,472	347
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Short-Term Investment-Grade Portfolio
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	100	1.000	—	—	—	—
American Express Co./A2	12/23/25	GSI	100	1.000	1	1	—	—
American International Group Inc./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Boeing Co./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Chubb INA Holdings LLC/A3	12/23/25	GSI	100	1.000	1	1	—	—
Comcast Corp./A3	12/23/25	GSI	100	1.000	1	1	—	—
CVS Health Corp./Baa2	12/23/25	GSI	100	1.000	2	1	1	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
Dow Chemical Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
Enbridge Inc./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
General Electric Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
General Motors Co./Baa3	12/23/25	GSI	100	1.000	1	—	1	—
International Business Machines Corp./A3	12/23/25	GSI	100	1.000	1	1	—	—
Kroger Co./Baa1	12/23/25	GSI	100	1.000	2	1	1	—
Lincoln National Corp./Baa2	12/23/25	GSI	100	1.000	—	—	—	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Metlife Inc./A3	12/23/25	GSI	100	1.000	2	1	1	—
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	2	1	1	—
Republic of Chile/A2	12/21/29	JPMC	120	1.000	2	2	—	—
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	1	—	1	—
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	—	—	—	—
					27	15	12	—

Credit Protection Purchased
Boeing Co.	12/21/24	JPMC	310	(1.000)	(1)	1	—	(2)
					26	16	12	(2)
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/11/25	N/A	38,000	3.989[1]	(5.043)[2]	5	7
9/11/26	N/A	22,000	5.043[3]	(3.450)[4]	27	26
7/23/27	N/A	22,000	4.074[4]	(5.277)[3]	374	374
5/17/28	5/17/27[5]	15,955	3.679[1]	(0.000)[2]	82	82
5/17/28	5/17/27[5]	15,701	3.701[1]	(0.000)[2]	84	84
5/24/28	5/24/27[5]	15,575	3.762[1]	(0.000)[2]	92	92
7/5/29	N/A	2,270	2.530[1]	(0.000)[6]	26	26
7/5/29	N/A	2,090	2.525[1]	(0.000)[6]	24	24
7/5/29	N/A	2,090	2.523[1]	(0.000)[6]	23	23
7/10/29	N/A	2,697	2.491[1]	(0.000)[6]	26	26
7/10/29	N/A	2,320	2.484[1]	(0.000)[6]	21	21

Short-Term Investment-Grade Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/15/29	N/A	2,325	2.420[1]	(0.000)[6]	14	14
7/18/29	N/A	2,325	2.449[1]	(0.000)[6]	17	17
7/19/29	N/A	2,325	2.437[1]	(0.000)[6]	15	15
7/23/29	N/A	14,000	5.277[3]	(3.874)[4]	(335)	(335)
8/1/29	N/A	2,330	2.394[1]	(0.000)[6]	10	10
8/5/29	N/A	2,325	2.363[1]	(0.000)[6]	6	6
5/17/34	5/17/29[5]	3,711	0.000[3]	(3.799)[4]	(60)	(60)
5/17/34	5/17/29[5]	3,653	0.000[3]	(3.833)[4]	(64)	(64)
5/24/34	5/24/29[5]	3,623	0.000[3]	(3.865)[4]	(67)	(67)
7/5/54	N/A	500	0.000[6]	(2.522)[1]	(19)	(19)
7/5/54	N/A	460	0.000[6]	(2.519)[1]	(17)	(17)
7/5/54	N/A	460	0.000[6]	(2.524)[1]	(18)	(18)
7/10/54	N/A	580	0.000[6]	(2.510)[1]	(21)	(21)
7/10/54	N/A	500	0.000[6]	(2.499)[1]	(16)	(16)
7/15/54	N/A	500	0.000[6]	(2.469)[1]	(13)	(13)
7/18/54	N/A	500	0.000[6]	(2.501)[1]	(17)	(17)
7/19/54	N/A	500	0.000[6]	(2.482)[1]	(14)	(14)
8/1/54	N/A	500	0.000[6]	(2.454)[1]	(11)	(11)
8/5/54	N/A	500	0.000[6]	(2.411)[1]	(6)	(6)
					168	169
1	Interest payment received/paid at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4	Interest payment received/paid annually.
5	Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.
6	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
D.	Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest

Short-Term Investment-Grade Portfolio
paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.	Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
G.	Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H.	Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio

Short-Term Investment-Grade Portfolio
has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.	Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The portfolio enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Investment-Grade Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	262,543	—	262,543
Asset-Backed/Commercial Mortgage-Backed Securities	—	98,385	—	98,385
Corporate Bonds	—	1,868,632	—	1,868,632
Floating Rate Loan Interests	—	6,786	—	6,786
Sovereign Bonds	—	45,102	—	45,102
Taxable Municipal Bonds	—	1,334	—	1,334
Temporary Cash Investments	25,235	—	—	25,235
Options Purchased	—	70	—	70
Total	25,235	2,282,852	—	2,308,087
Derivative Financial Instruments
Assets
Futures Contracts[1]	14	—	—	14
Forward Currency Contracts	—	21	—	21
Swap Contracts	1,204[1]	12	—	1,216
Total	1,218	33	—	1,251
Liabilities
Futures Contracts[1]	(412)	—	—	(412)
Forward Currency Contracts	—	(346)	—	(346)
Swap Contracts	(688)[1]	(2)	—	(690)
Total	(1,100)	(348)	—	(1,448)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.